UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Private Client Services FundsSM

Semi-Annual Report
to Shareholders

For the period ending April 30, 2017

Capital Group Core Municipal FundSM
Capital Group Short-Term Municipal FundSM
Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM
Capital Group Core Bond FundSM

Capital Group Global Equity FundSM
Capital Group International Equity FundSM
Capital Group U.S. Equity FundSM

capitalgrouppcsfunds.com

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - 92.0%	Principal amount (000)	Value (000)
Municipals - 91.9%
Alabama - 1.4%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,516
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	115
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	2,500	2,701
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	158
		5,490

Alaska - 0.5%
Alaska Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2046	310	327
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	305	313
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,194
		1,834

Arizona - 2.6%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.75%, 2048[1]	3,100	3,146
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,041
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	801
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,114
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	132
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,065
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	171
5.00%, 2021	1,000	1,028
		10,498

Arkansas - 0.1%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.45%, 2044[1]	600	595
		595

California - 9.4%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.80%, 2045	2,200	2,199
1.80%, 2047	1,500	1,500
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.60%, 2047[1]	1,000	1,000
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	355
5.00%, 2028	315	362
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	485	556
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 05/01/17 @ 100), 0.95%, 2024[1,2]	1,500	1,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,065	1,216
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.10%, 2037[1]	1,000	1,000
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	719
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[3]	475	367

Private Client Services Funds	1

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	$910	$1,001
City of Irvine California, Special Assessment Ref. Bonds, 5.00%, 2023	900	1,061
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	593
4.00%, 2017	1,215	1,227
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,161
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00%, 2027[3]	1,000	722
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A, 5.00%, 2019	1,170	1,266
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	577
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	965
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2027	735	880
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	207
5.00%, 2026	825	988
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	782
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.28%, 2027[1]	1,350	1,349
Murrieta Valley Unified School Dist. Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series A, 5.00%, 2022	1,250	1,428
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2020	1,200	1,335
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,374
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2026	1,200	1,405
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	544
RNR School Fncg. Auth., School Imps. Special Tax Bonds, Series A (BAM Insured), 5.00%, 2028	1,000	1,174
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,100
5.00%, 2025	500	614
San Francisco City & County Redev. Agcy., Special Tax Rev. Ref. Bonds, 5.00%, 2021	800	897
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	657
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2030	2,000	2,371
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	100	109
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,160
		37,721

Colorado - 3.4%
Centerra Metropolitan Dist. No. 1, Tax Allocation Repayment of Bank Loan Rev. Bonds:
2.70%, 2019	705	707
5.00%, 2020	750	806
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	220
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	572
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,844
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,825	2,075
5.00%, 2026	2,000	2,242
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	1,485	1,521

Private Client Services Funds	2

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Colorado - continued
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.567%, 2039[1]	$200	$200
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.715%, 2039[1]	200	200
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	718
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,272
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,043
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	167
		13,587

Connecticut - 1.8%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	310	324
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	835	898
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	4,000	4,343
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	290	307
4.00%, 2047	1,475	1,599
		7,471

Florida - 6.3%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	559
5.00%, 2022	500	569
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,618
5.00%, 2020	1,100	1,219
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	162
City of Cape Coral, Special Assessment Ref. Bonds (AGM Insured), 1.90%, 2020	1,000	1,000
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	106
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,091
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	573
5.00%, 2022	1,300	1,513
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,161
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 2022	1,000	1,125
5.00%, 2026	655	763
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	250	260
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	390	411
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	240	253
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	672
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,532
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	320
5.00%, 2022	400	427
5.00%, 2023	300	320

Private Client Services Funds	3

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Florida - continued
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	$575	$642
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	241
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	188
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	348
Seminole Tribe of Florida, Inc., Public Imps. Misc. Rev. Bonds, Series A, 5.50%, 2024[2]	1,000	1,013
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,802
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,053
5.00%, 2021	785	858
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	455
Village Comm. Dev. Dist. No. 6, Special Assessment Ref. Bonds, 4.00%, 2020	355	376
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	458
5.00%, 2028	1,000	1,125
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,350	1,305
		25,518

Georgia - 2.4%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	965	1,001
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,640	1,723
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	219
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,230	1,292
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	924
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	417
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 1.20%, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A:
4.00%, 2021	1,500	1,610
5.00%, 2021	500	554
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,092
		9,632

Guam - 0.3%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,348
		1,348

Hawaii - 0.3%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	645	709
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	400	447
		1,156

Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds: 5.00%, 2020	1,000	1,111

Private Client Services Funds	4

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Idaho - continued
5.00%, 2022	$1,000	$1,157
		2,268

Illinois - 10.5%
Chicago O’Hare Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.00%, 2026	1,135	1,355
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	281
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,098
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	562
City of Chicago, Sewer Imps. Rev. Bonds:
4.00%, 2021	1,000	1,062
5.00%, 2020	650	700
City of Chicago, Water Rev. Ref. Bonds, 5.00%, 2021	1,025	1,146
City of Chicago, Water Util. Imps. Rev. Bonds, 5.00%, 2022	1,000	1,133
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	210
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,012
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	930	969
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	987
5.00%, 2027	590	661
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	571
5.00%, 2027	250	290
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,074
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	600	671
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,644
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	125	147
5.00%, 2026	120	142
Illinois Fin. Auth., Water Util. Imps. Rev. Bonds, 4.00%, 2026	1,000	1,123
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.90%, 2050[1]	2,000	1,980
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,170
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series A:
5.00%, 2027	1,250	1,470
5.00%, 2028	1,110	1,295
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series B, 5.00%, 2041	1,000	1,119
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2020	500	562
5.00%, 2022	1,000	1,169
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,655
Metropolitan Pier & Exposition Auth., Public Imps. Sales Tax Rev. Bonds, Series A (NATL-RE Insured), 0.00%, 2031[3]	1,000	541
Metropolitan Pier & Exposition Auth., Sales Tax Rev. Ref. Bonds, Series B (St. Approp Insured), 5.00%, 2028	1,000	1,041
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,221
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,252

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Illinois - continued
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	$1,610	$1,814
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	1,000	1,048
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	300	302
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	3,325	3,673
State of Illinois, Sales Tax Rev. Ref. Bonds, Series C:
4.00%, 2024	1,000	1,103
4.00%, 2026	1,000	1,096
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	31
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	71
		42,451

Indiana - 0.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	502
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	532
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	108
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,327
		2,469

Iowa - 0.5%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	586	555
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FHLMC COLL Insured), 4.00%, 2047	1,200	1,309
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	326
		2,190

Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	527
		527

Kentucky - 1.8%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,782
Kentucky Econ. Dev. Fin. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.05%, 2031[1]	1,500	1,500
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	240	252
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,596
		7,130

Louisiana - 1.9%
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	186
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	65
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,715
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,159
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,106
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A: 5.00%, 2025	195	195

Private Client Services Funds	6

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Louisiana - continued
5.50%, 2028	$1,000	$1,040
5.50%, 2029	1,000	1,055
		7,521

Maine - 0.4%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	700	759
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	672
		1,431

Maryland - 0.7%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,119
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	735	791
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	1,000	1,083
		2,993

Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds:
5.00%, 2021	750	843
5.00%, 2022	875	995
5.00%, 2029	400	458
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.45%, 2038[1]	1,975	1,977
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	110
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,270	1,345
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,025	1,074
		6,802

Michigan - 4.1%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.369%, 2032[1]	1,500	1,289
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,497
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,308
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	1,500	1,800
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	759
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,177
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,505	1,586
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,298
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.45%, 2030[1]	1,000	980
State of Michigan, Rev. Ref. Bonds, 5.00%, 2024	2,000	2,371
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	974
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,535
		16,574

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Minnesota - 0.8%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	$260	$270
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	653	653
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	295	306
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2046	1,830	1,926
		3,155

Mississippi - 0.1%
State of Mississippi, Public Imps. Misc. Taxes Rev. Bonds, Series E, 5.00%, 2026	500	581
		581

Missouri - 1.4%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	35	35
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.50%, 2041	2,680	2,831
3.75%, 2038	270	286
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	107
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,714
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	496
5.00%, 2025	185	210
		5,679

Montana - 0.1%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	250	265
		265

Nebraska - 1.1%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,086
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.50%, 2046	2,265	2,387
4.00%, 2044	380	398
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	105	106
3.00%, 2043	235	239
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	350	369
		4,585

Nevada - 2.1%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,014

Private Client Services Funds	8

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Nevada - continued
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	$2,705	$3,210
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,071
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,190
		8,485

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	629
		629

New Jersey - 4.4%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,093
5.00%, 2021	200	222
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,052
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,265
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	1,340	1,583
5.00%, 2026	1,400	1,679
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2025	1,380	1,617
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,451
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.58%, 2024[1]	2,050	2,051
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.58%, 2024[1]	1,150	1,151
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,352
5.00%, 2021	1,000	1,079
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	566
South Jersey Trans. Auth. LLC, Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	500	550
		17,711

New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,010
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.705%, 2028[1]	20	20
		2,030

New York - 5.3%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	239
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	471
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2027	2,000	2,458
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.45%, 2025[1]	1,000	1,000
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.90%, 2020[1]	2,000	2,021
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.48%, 2039[1]	2,000	1,998
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,351

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New York - continued
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	$320	$321
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	107
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,018
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,692
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	405	417
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	229
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,500	1,632
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,500	2,650
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,857
		21,461

North Carolina - 1.0%
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre- refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	180
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,617
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,277
		4,074

North Dakota - 0.3%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	310	321
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	980	1,036
		1,357

Ohio - 2.5%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,125
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,050
5.00%, 2019	2,000	2,167
5.00%, 2020	1,030	1,148
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	462
5.00%, 2027	1,425	1,623
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	221
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2027	300	351
5.00%, 2028	585	679
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	1,000	1,109
		9,935

Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	210
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.70%, 2023[1]	1,215	1,214

Private Client Services Funds	10

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Oklahoma - continued
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	$815	$892
		2,316

Oregon - 1.1%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,506
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	686
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	1,010	1,082
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,105	1,168
		4,442

Pennsylvania - 3.0%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	457
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	353
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	455
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	2,200	2,369
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	984
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 1.58%, 2018[1]	1,500	1,499
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.88%, 2021[1]	950	954
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,214
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,676
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	220
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,001
		12,182

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	467
5.00%, 2017	500	502
5.00%, 2019	710	725
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	500	502
		2,196

Rhode Island - 0.6%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,104
5.00%, 2022	500	573
5.00%, 2023	500	582
		2,259

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
South Carolina - 2.0%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	$500	$561
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,139
South Carolina Public Service Auth., Misc. Rev. Ref. Bonds, Series C, 5.00%, 2022	350	393
South Carolina Public Service Auth., Water Rev. Ref. Bonds, Series D, 5.00%, 2028	1,000	1,081
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	1,770	1,895
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	430	453
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	542
		8,064

South Dakota - 0.8%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	1,000	1,061
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,945	2,078
		3,139

Tennessee - 1.1%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	106
Knox County Health Educ. & Housing Fac. Board, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 3.00%, 2018	400	405
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	520	548
4.00%, 2042	900	977
4.00%, 2045	890	950
4.50%, 2037	480	510
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	815	872
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	210	218
		4,586

Texas - 7.1%
City of Denton, Util. System, Energy Res. Auth. Imps. Water Rev. Ref. Bonds, 5.00%, 2028	2,000	2,397
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	277
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.65%, 2034[1]	1,400	1,400
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,593
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,051
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,037
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2028	1,000	1,215
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.28%, 2033[1]	3,150	3,146
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 2.25%, 2033[1]	1,000	1,022
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,012
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:

Private Client Services Funds	12

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Texas - continued
5.00%, 2017	$445	$455
5.00%, 2018	275	291
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	136
Harris County Cultural Edu. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 1.80%, 2022[1]	250	250
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.07%, 2031[1]	175	175
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	970
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	436
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.216%, 2036[1]	750	749
Mission Econ. Dev. Corp., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 07/03/17 @ 100), 1.15%, 2020[1]	400	400
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	349
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,008
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	15
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	88
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	103
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,068
Red River Edu. Fin. Corp., College & Univ. Rev. Ref. Bonds, 5.00%, 2019	750	804
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,307
Spring Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 5.00%, 2023	2,000	2,387
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	179
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	189
Texas State Univ. System., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2027	1,000	1,227
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2026	1,000	1,215
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	606
		28,557

Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	893
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	203
		1,096

Washington - 1.0%
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	107
State of Washington, G.O. Public Imps., Series D, 5.00%, 2028	1,000	1,221
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	500	568
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	913

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Washington - continued
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	$1,000	$1,082
		3,891

West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,518
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,002
		3,520

Wisconsin - 1.3%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,216
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	344
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[3]	1,500	961
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,222
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	890
WPPI Energy, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2026	500	607
		5,240

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,590	1,641
		1,641

Total municipals		370,282

Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
		455

Total corporate bonds & notes		455

Total bonds & notes (cost: $366,747,000)		370,737

Short-term securities - 7.8%
California Statewide Comms. Dev. Auth., 0.83%, June 13, 2017[1]	1,000	1,000
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.87%, November 15, 2035[1]	2,000	2,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.88%, August 01, 2028[1]	4,000	4,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.89%, January 01, 2036[1]	400	400
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, VRDN, 0.88%, April 01, 2035[1]	2,000	2,000
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.98%, January 01, 2033[1]	620	620
Connecticut State Health & Educ. Facs. Auth., Rev. Bonds, 0.90%, May 10, 2017[1]	1,000	1,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.86%, August 01, 2035[1]	1,000	1,000
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.78%, June 05, 2017[1]	1,000	1,000

Private Client Services Funds	14

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.88%, December 01, 2030[1]	$3,000	$3,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.89%, November 01, 2035[1]	2,000	2,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.89%, November 01, 2035[1]	3,000	3,000
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.89%, November 01, 2022[1]	1,000	1,000
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Sub-1C, 0.89%, February 01, 2045[1]	3,650	3,650
New York City, Water Util. Imps. Rev. Bonds, 0.89%, June 15, 2032[1]	4,000	4,000
State of Missouri Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.84%, September 01, 2030[1]	1,000	1,000
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.33%, April 01, 2033[1]	600	601

Total short-term securities (cost: $31,270,000)		31,271
Total investment securities (cost: $398,017,000)		402,008
Other assets less liabilities		875

Net assets		$402,883

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of these securities amounted to $4,841,000, representing 1.20% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHA	=	Federal Housing Administration
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	16

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - 89.2%	Principal amount (000)	Value (000)
Alabama - 1.4%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$2,050	$2,214
		2,214

Arizona - 0.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	339
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.00%, 2017	250	252
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	560
		1,151

California - 7.7%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.80%, 2045[1]	1,500	1,500
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	506
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	289
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,088
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.173%, 2038[1]	1,000	1,000
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,115
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	213
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	466
Inglewood Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	200	232
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	670
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	433
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	335	375
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	156
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
2.00%, 2018	1,000	1,014
3.00%, 2019	1,000	1,044
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.52%, 2035[1]	650	650
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	223
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	404
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2021	250	285
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	449
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2021	150	166
		12,278

Private Client Services Funds	17

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Colorado - 0.9%
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	$750	$768
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.567%, 2039[1]	500	500
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	163
		1,431

Connecticut - 3.6%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	585	622
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	910	941
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	280	301
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	1,000	1,086
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
3.50%, 2045	615	647
4.00%, 2044	585	619
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	997
Connecticut State Health & Educ. Fac. Auth., Health Care Facs. Rev Bonds (Mandatory Put 03/01/19 @ 100), 1.65%, 2029[1]	500	502
		5,715

Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	262
		262

Florida - 4.0%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	600	647
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	605
City of Cape Coral, Water Rev. Special Assessment Ref. Bonds (AGM Insured), 1.40%, 2018	250	250
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	225	236
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	130	137
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	751
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 2.00%, 2017	500	500
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 10/01/20 @ 100), 5.00%, 2027[1]	2,000	2,241
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	563
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	458
		6,388

Georgia - 5.1%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	254
Burke County Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.75%, 2049[1]	1,000	1,000
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	101
City of Atlanta, Water Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,128

Private Client Services Funds	18

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Georgia - continued
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	$1,000	$1,097
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.85%, 2035[1]	400	399
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	450	472
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	924
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	190	199
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,248
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 1.20%, 2025[1]	300	300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 1.18%, 2025[1]	1,000	1,000
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	123
		8,245

Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	72
		72

Illinois - 10.2%
Chicago Midway Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2021	500	562
Chicago O’hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 2020	1,000	1,097
5.00%, 2021	650	730
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2018	200	204
5.00%, 2022	1,010	1,125
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	549
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,100
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	307
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,255
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,096
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	116
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	152
Illinois Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 05/06/20 @ 100), 1.75%, 2042[1]	500	500
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.90%, 2050[1]	1,000	990
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2020	500	562
5.00%, 2022	1,000	1,169
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,537
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	678
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,000	1,105
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,057
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	513
		16,404

Private Client Services Funds	19

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Indiana - 1.0%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	$200	$201
Indiana Health Fac. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 03/01/19 @ 100), 4.00%, 2036[1]	1,000	1,050
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2020	210	222
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	224
		1,697

Kentucky - 0.1%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	80	84
		84

Louisiana - 1.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	465	479
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	579
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2020	280	303
5.00%, 2021	250	278
		1,639

Maine - 0.3%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	542
		542

Maryland - 2.0%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	400	456
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	500	542
Univ. System of Maryland, College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	2,000	2,290
		3,288

Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.45%, 2038[1]	1,290	1,291
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	850	909
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	1,000	1,051
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	200	210
		3,461

Michigan - 4.8%
City of Detroit, Sewer Rev. Ref. Bonds, 5.50%, 2025	375	378
City of Detroit, Sewer Rev. Ref. Bonds, Series A, 5.00%, 2023	700	790
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,036
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2023	925	1,092
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	775
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S. Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	860	906

Private Client Services Funds	20

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Michigan - continued
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	$325	$319
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,105
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2021	500	573
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	317
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	337
		7,653

Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	135	140
		140

Missouri - 1.3%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	332
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,390	1,468
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	275	287
		2,087

Montana - 0.2%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	250	265
		265

Nebraska - 2.1%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,086
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	275	281
3.50%, 2046	395	416
4.00%, 2044	760	797
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	95	96
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	300	316
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	335	342
		3,334

Nevada - 0.5%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2017	750	755
		755

New Jersey - 3.0%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	576
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	788
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	231

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
New Jersey - continued
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	$550	$616
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.58%, 2024[1]	500	500
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.58%, 2024[1]	500	500
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	537
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A, 5.00%, 2018	750	780
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	243
		4,771

New Mexico - 1.3%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,005
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,011
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.705%, 2028[1]	20	20
		2,036

New York - 6.7%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	597
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2028	300	365
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.45%, 2025[1]	2,000	2,000
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.80%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.48%, 2039[1]	2,600	2,597
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 5.00%, 2019	750	822
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	501
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	323
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	300	308
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,380	1,502
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	1,000	1,060
		10,727

North Carolina - 0.8%
City of Charlotte, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	810	903
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	441
		1,344

North Dakota - 1.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	140	145
4.00%, 2038	1,440	1,525
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	630	678
		2,348

Ohio - 1.1%
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	227

Private Client Services Funds	22

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Ohio - continued
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	$400	$459
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	270	285
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	675	749
		1,720

Oklahoma - 0.1%
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	160
		160

Oregon - 2.8%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,004
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.90%, 2022[1]	2,300	2,300
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,100	1,163
		4,467

Pennsylvania - 1.9%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	255
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	550	592
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,690
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	534
		3,071

Puerto Rico - 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	355
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	251
		606

Rhode Island - 1.2%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,040
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	795	837
		1,877

South Carolina - 0.9%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	700	750
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	260	274
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	449
		1,473

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
South Dakota - 1.1%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	$250	$287
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	1,050	1,114
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	340	363
		1,764

Tennessee - 2.3%
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	280	295
4.00%, 2042	400	434
4.00%, 2045	740	784
4.00%, 2045	1,755	1,874
4.50%, 2037	255	271
		3,658

Texas - 8.3%
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	605
City of Denton, Water Util. System, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2021	750	861
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.65%, 2034[1]	600	600
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,051
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,037
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.28%, 2033[1]	1,650	1,648
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/18 @ 100), 2.00%, 2027[1]	350	354
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	212
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	546
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.07%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	470
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.216%, 2036[1]	650	649
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	604
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	436
Spring Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured):
5.00%, 2022	500	587
5.00%, 2023	500	597
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.28%, 2041[1]	1,000	1,000
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	515
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	160	170
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	609
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	500	536
		13,262

Private Client Services Funds	24

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	$465	$498
		498

Virginia - 1.0%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	279
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 2019	600	656
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	750
		1,685

Washington - 2.8%
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,580
5.00%, 2019	900	980
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.90%, 2035[1]	1,000	996
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	180	188
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	640	692
		4,436

West Virginia - 1.1%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.43%, 2041[1]	1,750	1,748
		1,748

Wisconsin - 0.9%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	344
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,058
		1,402

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	610	630
		630

Total bonds & notes (cost: $142,650,000)		142,788

Short-term securities - 11.9%
California Statewide Comms. Dev. Auth., 0.83%, June 13, 2017[1]	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.88%, August 01, 2028[1]	4,000	4,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, VRDN, 0.88%, April 01, 2035[1]	1,000	1,000
Connecticut State Health & Educ. Facs. Auth., Rev. Bonds, 0.90%, May 10, 2017[1]	2,000	2,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.86%, August 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.88%, December 01, 2030[1]	4,000	4,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.88%, November 01, 2035[1]	2,000	2,000

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.89%, November 01, 2022[1]	$750	$750
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Sub-1C, 0.89%, February 01, 2045[1]	3,400	3,400

Total short-term securities (cost: $19,150,000)		19,150
Total investment securities (cost: $161,800,000)		161,938
Other assets less liabilities		(1,803)

Net assets		$160,135

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of this security amounted to $308,000, representing 0.19% of net assets.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities

See Notes to Financial Statements

Private Client Services Funds	26

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - 88.6%	Principal amount (000)	Value (000)
California - 86.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,094
5.00%, 2020	715	789
5.00%, 2021	495	555
5.00%, 2022	1,000	1,139
5.00%, 2023	500	575
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	1,230	1,308
5.25%, 2020	765	812
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	430
5.00%, 2020	550	609
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	608
5.00%, 2022	225	228
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	439
5.00%, 2024	400	475
5.00%, 2025	515	604
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,144
5.00%, 2022	975	1,136
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	925
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	523
5.00%, 2025	425	485
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	300
Bay Area Toll Auth., Health Care Facs. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/21 @ 100), 1.353%, 2045[1]	1,000	1,000
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 2.00%, 2045[1]	4,200	4,228
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.80%, 2045[1]	2,800	2,799
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	652
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	1,505	1,522
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.50%, 2034[1]	1,000	1,000
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	595
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,234
5.00%, 2021	550	608
5.00%, 2021	700	803
5.50%, 2029	300	331
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	129
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	186
5.00%, 2025	1,000	1,200
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	617
4.00%, 2022	500	546
4.50%, 2017	335	341
5.00%, 2021	535	606

Private Client Services Funds	27

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2024	$100	$107
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	400	475
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	290
5.00%, 2022	770	813
5.00%, 2024	150	174
5.00%, 2025	375	431
5.00%, 2026	300	359
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,487
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	105
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,106
5.00%, 2022	175	203
5.00%, 2023	135	159
5.00%, 2025	130	156
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	575
5.00%, 2020	675	743
5.00%, 2020	500	564
5.00%, 2021	350	402
5.00%, 2023	1,000	1,171
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	427
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,905
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	279
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.18%, 2047[1]	1,000	1,000
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.173%, 2038[1]	3,000	3,001
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.10%, 2037[1]	1,000	1,000
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	105
4.50%, 2026	100	105
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	103
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	334
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	544
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2023	750	883
5.625%, 2023	465	496
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	152
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.40%, 2045[1]	1,425	1,421
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	500	573
California Muni. Fin. Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,109
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,021
5.00%, 2025	500	588
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	787
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11: 4.875%, 2018	200	208

Private Client Services Funds	28

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2018	$1,000	$1,042
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	104
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	100
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	234
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	84
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	139
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,302
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	73
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	209
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,396
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	934
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00%, 2021	3,000	3,448
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	709
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2023	250	301
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	2,500	2,810
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,067
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	107
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	645
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	702
3.00%, 2021	600	601
5.00%, 2025	300	362
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	600	644
5.00%, 2019	1,000	1,092
5.00%, 2021	1,100	1,236
5.00%, 2023	1,100	1,269
5.00%, 2024	300	339
5.00%, 2025	750	898
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	583
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,248
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	236
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,854
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	877
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured),
5.00%, 2024	260	312
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[2]	350	270
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,080
5.00%, 2024	600	623
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	560

Private Client Services Funds	29

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2022	$450	$525
5.00%, 2025	665	789
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	1,000	1,153
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	544
5.00%, 2022	1,355	1,543
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,513
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	756
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	331
3.15%, 2021	570	594
3.55%, 2023	350	366
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	615
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,255
3.00%, 2020	1,250	1,303
3.25%, 2022	700	744
3.375%, 2023	850	900
4.00%, 2018	500	518
4.00%, 2022	400	441
5.00%, 2023	1,455	1,715
5.00%, 2028	500	562
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2020	940	1,018
5.00%, 2021	500	571
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	294
5.00%, 2020	400	437
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	112
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,323
City of Roseville California, Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,148
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,411
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	724
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	406
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	943
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	549
5.00%, 2023	825	962
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	181
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	95
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,503
5.00%, 2024	860	981
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	692
5.00%, 2022	200	231
Eastern Municipal Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	600
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	627

Private Client Services Funds	30

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2027	$500	$586
5.00%, 2030	1,000	1,149
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	694
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	846
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	1,987
5.00%, 2026	1,000	1,184
Eureka Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B, 5.00%, 2022	835	964
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,196
5.00%, 2025	1,095	1,320
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,115
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	1,350	1,553
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	467
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	489
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,000	771
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured):[2]
0.00%, 2024	2,000	1,642
0.00%, 2027	500	361
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	417
5.00%, 2020	1,200	1,336
5.00%, 2021	1,200	1,371
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	301
Hayward Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 5.00%, 2021	1,000	1,152
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	675
5.00%, 2028	720	799
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	577
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	102
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	85
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	793
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	587
5.00%, 2029	710	810
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,887
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	531
5.00%, 2019	200	217
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,234
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	697
5.00%, 2025	770	915
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	848

Private Client Services Funds	31

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	$750	$818
5.00%, 2021	520	599
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	16
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	89
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	660
5.00%, 2023	700	808
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,388
5.00%, 2024	1,000	1,200
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,087
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,372
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	3,000	3,011
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	216
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	919
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	783
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
5.00%, 2021	1,000	1,153
5.00%, 2022	1,000	1,178
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,094
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,364
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,121
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	108
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,010
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,500	1,275
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	250	288
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured),
5.00%, 2028	1,070	1,262
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	581
5.00%, 2028	250	291
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.28%, 2027[1]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	877
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	403
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	266
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[2]
0.00%, 2024	565	477
0.00%, 2028	625	434
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured),
5.25%, 2019	380	415
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	455
5.00%, 2020	375	416
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	134
5.00%, 2025	2,000	2,318
5.00%, 2028	395	453
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	576

Private Client Services Funds	32

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	$1,050	$1,178
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,097
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	201
5.00%, 2019	200	217
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	526
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	250	295
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	500	595
5.00%, 2030	500	590
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	643
5.00%, 2024	1,000	1,166
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	417
4.00%, 2021	1,485	1,632
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	856
5.00%, 2021	375	427
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	856
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2027	600	721
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A (AGC Insured), 0.00%, 2028[2]	1,000	668
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,150
Pomona Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2020	2,000	2,245
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2022	440	480
5.00%, 2020	595	655
5.00%, 2026	720	847
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	968
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	580
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,080
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	868
5.00%, 2025	750	887
5.00%, 2026	600	705
5.00%, 2028	300	347
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	819
5.00%, 2032	240	278
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	454
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,277
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	593
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	453
5.00%, 2021	1,040	1,188
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,152
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2025	$350	$419
5.00%, 2026	400	475
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	581
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	481
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	709
5.00%, 2028	250	295
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	385	428
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Securities to 09/01/20 @ 100), 5.00%, 2023	230	259
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	810
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,052
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	266
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:	850	888
5.00%, 2018
5.00%, 2020	700	776
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	574
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	731
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	108
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	104
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	611
5.00%, 2025	500	614
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	896
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	108
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	431
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	324
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	268
5.00%, 2018	275	290
5.25%, 2019	290	318
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	355
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	523
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	880
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2023	2,185	2,615
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,249
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	556
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	808
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,168
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	729
5.00%, 2020	500	558

Private Client Services Funds	34

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2022	$500	$585
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	222
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	863
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	303
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A, 5.00%, 2025	200	241
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,769
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	353
5.00%, 2024	530	612
5.00%, 2025	375	426
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,095
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	616
5.00%, 2025	1,110	1,284
5.00%, 2027	460	526
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	152
3.00%, 2024	145	145
3.00%, 2025	365	359
3.00%, 2026	150	146
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	287
5.00%, 2023	500	594
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,141
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 1.23%, 2017[1]	1,725	1,725
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	210
5.00%, 2020	1,550	1,736
5.00%, 2023	800	895
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	541
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	367
5.00%, 2021	750	864
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,087
5.00%, 2020	245	274
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	10	11
Southern California Public Power Auth., Misc. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 01/01/19 @ 100), 5.00%, 2023	90	96
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	1,925	2,037
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.52%, 2035[1]	1,475	1,475
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	110
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2019	2,000	2,141
5.00%, 2019	600	646
5.00%, 2020	700	774

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.25%, 2020	$650	$715
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,128
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.35%, 2033[1]	5,400	5,407
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2023	1,000	1,183
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	104
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	995	1,054
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,157
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	861
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	235
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	467
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	1,993
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured): 5.00%, 2029	555	647
5.00%, 2030	545	632
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,601
5.25%, 2024	100	107
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	514
5.00%, 2020	610	671
5.00%, 2022	700	791
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2024	500	582
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	963
Ukiah Unified School Dist., G.O. School Imps. Prop. Tax Bonds (NATL-RE Insured):[2]
0.00%, 2023	1,830	1,602
0.00%, 2026	1,000	775
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2023	375	444
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	559
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	276
4.00%, 2023	600	673
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	651
4.00%, 2026	270	306
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	449
5.00%, 2022	340	395
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	691
5.00%, 2032	1,195	1,345
		297,708

Private Client Services Funds	36

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$100	$102
		102

Guam - 0.7%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	386
5.00%, 2022	710	792
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,235
		2,413

Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	108
		108

Michigan - 0.1%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	110
		110

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	300	317
		317

Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.90%, 2022[1]	1,000	1,000
		1,000

Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ.
Rev. Ref. Bonds:
5.00%, 2017	500	503
5.00%, 2019	500	510
5.00%, 2021	1,000	1,031
		2,044

Texas - 0.3%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.65%, 2034[1]	1,100	1,100
		1,100

Total bonds & notes (cost: $298,985,000)		304,902

Short-term securities - 13.3%
California Educ. Facs. Auth. Rev., 0.92%, July 12, 2017[1]	3,000	3,000

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.70%, September 01, 2028[1]	$900	$900
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, Series B, 0.70%, September 01, 2038[1]	4,000	4,000
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.77%, November 01, 2035[1]	5,000	5,000
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.87%, November 01, 2026[1]	5,500	5,500
California Statewide Comms. Dev. Auth.:[1]
1.01%, July 12, 2017	2,000	2,000
0.83%, June 13, 2017	2,000	2,000
Irvine Unified School Dist., School Imps. Special Tax Ref. Bonds, 0.70%, September 01, 2051[1]	5,000	5,000
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.78%, June 05, 2017[1]	3,000	2,999
Los Angeles, California, Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-6, 0.76%, July 01, 2035[1]	3,000	3,000
Manteca Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 0.81%, October 01, 2042[1]	4,100	4,100
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2, 0.78%, July 01, 2037[1]	5,500	5,500
State of California G.O., 0.73%, May 08, 2017[1]	3,000	3,000

Total short-term securities (cost: $46,000,000)		45,999
Total investment securities (cost: $344,985,000)		350,901
Other assets less liabilities		(6,656)

Net assets		$344,245

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	38

Capital Group California Core Municipal Fund

Schedule of investments

April 30, 2017 (unaudited)

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

Private Client Services Funds	39

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - 94.8%	Principal amount (000)	Value (000)
California - 92.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$259
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	558
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	513
Anaheim Public Fncg. Auth., Rec. Fac. Imps. Lease Rev. Bonds (AGM Insured), 0.00%, 2022[1]	1,000	888
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[2]
1.80%, 2045	500	500
1.80%, 2047	250	250
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.60%, 2047[2]	800	800
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[2]	600	601
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[2]	500	506
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.50%, 2034[2]	250	250
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.60%, 2034[2]	250	250
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	758
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	524
5.00%, 2020	750	845
5.00%, 2022	500	587
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	415
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	236
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	364
5.00%, 2022	300	353
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	434
5.00%, 2019	500	533
5.00%, 2019	200	218
5.00%, 2020	150	167
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[2]	510	501
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	205
4.00%, 2019	500	525
4.00%, 2020	625	671
5.00%, 2018	500	529
5.00%, 2019	525	575
5.00%, 2019	300	328
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[2]	500	509
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[2]	500	559
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	269
5.00%, 2022	265	310
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.18%, 2047[2]	900	900
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.173%, 2038[2]	1,500	1,500

Private Client Services Funds	40

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	$200	$200
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	170
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	263
5.00%, 2020	700	781
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	439
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	422
5.00%, 2018	400	415
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	213
4.00%, 2019	500	536
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	400	425
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[2]	1,550	1,742
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[2]	600	600
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	1,100	1,103
3.50%, 2021	250	262
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	171
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,358
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 12/01/23 @ 100), 2.625%, 2033[2]	1,100	1,129
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	307
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	738
Chabot-Las Positas Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	745	878
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	549
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2018	125	132
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	750	864
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2018	745	780
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	529
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	526
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2018	500	519
4.00%, 2019	300	319
5.00%, 2021	500	571
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	232
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,471
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	400	433
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	457
City of Redding Electric System Rev., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	800	911
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	524
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	620

Private Client Services Funds	41

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	$450	$467
5.00%, 2020	545	607
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	727
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	900	1,025
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	527
5.00%, 2019	950	1,035
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	423
5.00%, 2020	500	554
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	640
5.00%, 2020	500	560
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 4.00%, 2023	500	559
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	522
5.00%, 2019	500	540
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[1]	1,100	1,057
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	344
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,050
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	451
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	757
5.00%, 2021	740	846
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2022	470	547
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	519
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	742
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	320
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,087
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	175	183
5.00%, 2018	1,100	1,170
5.00%, 2019	700	766
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,681
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,195
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	524
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2022	250	272
5.00%, 2022	250	288
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	638
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.28%, 2027[2]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	250	292
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	266
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	526
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	363
4.00%, 2018	300	312

Private Client Services Funds	42

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	$375	$395
5.00%, 2019	200	217
5.00%, 2021	200	227
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	399
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 4.00%, 2020	1,235	1,342
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	888
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	403
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	525
4.00%, 2020	490	529
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	650	762
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	409
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	521
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	927
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	324
Roseville Finance Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	494
4.00%, 2022	620	688
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	532
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	513
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2017	650	654
5.00%, 2018	100	104
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	522
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	955
5.00%, 2021	365	421
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	521
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	557
5.00%, 2022	250	291
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,119
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	524
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	312
4.00%, 2019	475	507
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	842
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	385
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	776
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2018	200	210
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	367
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	652
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	315
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	214
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	310	350

Private Client Services Funds	43

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	$350	$370
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.52%, 2035[2]	1,350	1,350
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.518%, 2029[2]	500	501
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2021	500	576
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	991
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	775	777
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.35%, 2033[2]	1,500	1,502
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	2,000	2,319
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.65%, 2017[2]	500	500
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	600	636
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	560
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	570
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	737
5.00%, 2021	500	575
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	585
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	523
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	307
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	270
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	200	213
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	306
5.00%, 2021	265	302
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	306
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	802
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	195
4.00%, 2022	120	134
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	359
		102,721
Guam - 0.3%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	341
		341
Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	512
		512

Private Client Services Funds	44

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	$55	$56
		56

Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.33%, 2018[2]	175	175
		175

Puerto Rico - 1.0%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	812
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	251
		1,063

Total bonds & notes (cost: $104,457,000)		104,868

Short-term securities - 8.3%
California Educ. Facs. Auth. Rev., 0.92%, July 12, 2017[2]	1,000	1,000
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.87%, November 01, 2026[2]	3,000	3,000
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.78%, June 05, 2017[2]	2,000	2,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2, 0.78%, July 01, 2037[2]	200	200
State of California, 0.69%, May 05, 2017[2]	3,000	3,000

Total short-term securities (cost: $9,200,000)		9,200
Total investment securities (cost: $113,657,000)		114,068
Other assets less liabilities		(3,440)

Net assets		$110,628

[1]	Zero coupon bond; interest rate represents current yield to maturity.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Schedule of investments
April 30, 2017 (unaudited)

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

Private Client Services Funds	46

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - 96.7%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 56.1%
Fannie Mae:
1.75%, 2019	$1,710	$1,723
2.125%, 2026	400	386
Federal Home Loan Banks, 1.875%, 2020	3,015	3,041
Freddie Mac, 1.00%, 2017	365	365
U.S. Treasury Bonds:
7.625%, 2025	750	1,047
3.00%, 2045	500	504
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2021	10,344	10,444
0.25%, 2025	3,440	3,427
0.625%, 2026	5,115	5,238
2.00%, 2026	614	700
0.75%, 2045	207	199
U.S. Treasury Inflation Indexed Notes:
0.125%, 2020	1,685	1,705
0.375%, 2023	523	533
0.375%, 2025	3,364	3,390
U.S. Treasury Notes:
0.875%, 2017	1,000	1,000
4.50%, 2017	15,825	15,848
8.75%, 2017	490	491
0.75%, 2018	4,295	4,281
0.875%, 2018	1,715	1,707
1.25%, 2018	500	500
1.25%, 2018	3,540	3,541
1.50%, 2018	1,000	1,004
3.75%, 2018	3,800	3,946
3.875%, 2018	1,000	1,028
0.75%, 2019	1,390	1,378
0.875%, 2019	4,720	4,679
1.00%, 2019	500	496
1.125%, 2019	1,860	1,856
1.25%, 2019	500	500
1.25%, 2019	1,900	1,900
1.50%, 2019	1,000	1,004
1.50%, 2019	2,750	2,763
1.625%, 2019	500	503
1.625%, 2019	1,000	1,007
1.75%, 2019	2,000	2,020
1.375%, 2020	1,000	997
1.375%, 2020	4,850	4,823
1.375%, 2020	10,000	9,994
1.50%, 2020	1,809	1,812
1.625%, 2020	2,500	2,502
1.625%, 2020	3,215	3,227
2.00%, 2020	1,000	1,014
1.125%, 2021	3,010	2,939
1.25%, 2021	2,500	2,445
1.25%, 2021	2,360	2,323
1.375%, 2021	3,420	3,377
1.375%, 2021	5,165	5,104
1.75%, 2021	9,635	9,626

Private Client Services Funds	47

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.875%, 2021	$500	$502
2.125%, 2021	1,000	1,015
3.125%, 2021	2,000	2,112
1.50%, 2022	1,750	1,726
1.75%, 2022	2,000	1,993
1.875%, 2022	5,336	5,351
1.875%, 2022	5,665	5,677
2.125%, 2022	3,000	3,040
1.25%, 2023	1,000	954
1.375%, 2023	1,000	961
1.375%, 2023	1,275	1,228
1.625%, 2023	4,000	3,913
1.75%, 2023	1,000	986
1.75%, 2023	1,680	1,661
2.00%, 2023	2,000	2,005
2.125%, 2023	3,415	3,430
2.25%, 2023	500	506
2.50%, 2023	1,050	1,079
2.75%, 2023	2,250	2,347
2.00%, 2024	1,900	1,887
2.125%, 2024	4,200	4,209
2.125%, 2024	11,000	11,028
2.25%, 2024	1,820	1,840
2.75%, 2024	5,000	5,213
2.00%, 2025	2,000	1,966
2.00%, 2025	2,000	1,974
1.625%, 2026	3,000	2,849
2.25%, 2027	8,420	8,396

Total U.S. government & government agency bonds & notes		214,185

Mortgage-backed obligations - 7.4%

Federal agency mortgage-backed obligations - 5.8%
Fannie Mae:
4.50%, 2019	21	22
4.50%, 2020	141	145
3.50%, 2025	2,360	2,470
5.50%, 2037	9	10
5.50%, 2038	444	496
5.00%, 2041	200	220
5.00%, 2041	872	959
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021[1]	544	582
2.373%, 2022	250	252
2.791%, 2022	1,320	1,359
3.413%, 2026	1,310	1,378
Freddie Mac:
3.50%, 2034	2,053	2,144
3.50%, 2045	2,533	2,624
Freddie Mac REMICS, 6.00%, 2037	28	31
Ginnie Mae:
4.50%, 2040	72	78
4.00%, 2047, TBA	7,570	7,976

Private Client Services Funds	48

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
5.641%, 2059[1]	$67	$68
1.672%, 2062[1]	571	578
4.981%, 2064[1]	176	182
6.64%, 2064[1]	627	655
		22,229

Commercial mortgage-backed securities - 1.6%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	597
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	890	915
Credit Suisse Commercial Mortgage Trust, 5.695%, 2040[1]	307	307
Fannie Mae Connecticut Avenue Securities:[1]
1.941%, 2024	36	36
2.191%, 2024	7	7
2.941%, 2024	8	8
2.491%, 2025	2	2
2.691%, 2028	15	16
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.991%, 2024	14	14
3.391%, 2024	11	11
3.391%, 2024	30	30
2.091%, 2025	65	65
3.391%, 2025	83	84
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 2051[1]	142	142
LB-UBS Commercial Mortgage Trust:[1]
6.161%, 2044	56	56
6.37%, 2045	500	510
Merrill Lynch Mortgage Trust, 6.0269%, 2050[1]	292	292
ML-CFC Commercial Mortgage Trust, 6.0659%, 2049[1]	237	238
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	702
Seasoned Credit Risk Transfer Trust, 2.00%, 2056	800	799
Station Place Securitization Trust, Series 144A, 1.8906%, 2049[1,2]	975	975
Wachovia Bank Commercial Mortgage Trust, 5.591%, 2047[1]	33	33
		5,839

Total mortgage-backed obligations		28,068

Corporate bonds & notes - 24.5%

Banks - 4.0%
Bank of America Corp.:
2.625%, 2020	735	740
3.875%, 2025	865	886
3.705%, 2028[1]	475	477
BB&T Corp.:
2.05%, 2018	500	502
2.625%, 2020	385	391
Citigroup, Inc.:
2.35%, 2021	1,005	994
2.75%, 2022	645	644
4.45%, 2027	400	410

Private Client Services Funds	49

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
3.887%, 2028[1]	$885	$900
Cooperatieve Rabobank UA, 2.75%, 2022	400	405
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 2023	500	511
HSBC Holdings PLC, 2.65%, 2022	660	657
JPMorgan Chase & Co.:
2.55%, 2021	645	649
3.20%, 2023	125	127
3.54%, 2028[1]	635	633
Morgan Stanley:
2.125%, 2018	300	301
2.50%, 2021	500	499
3.125%, 2026	260	252
PNC Bank NA:
1.45%, 2019	690	684
2.55%, 2021	350	352
The Bank of New York Mellon Corp., 2.10%, 2019	500	503
The Goldman Sachs Group, Inc.:
3.00%, 2022	365	368
3.75%, 2026	435	443
4.75%, 2045	175	188
UniCredit SpA, Series 144A, 3.75%, 2022[2]	500	501
Wells Fargo & Co.:
2.10%, 2021	1,360	1,343
3.069%, 2023	890	901
		15,261

Electric - 2.5%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	311
CMS Energy Corp., 3.875%, 2024	400	416
Dominion Resources, Inc., Series 144A, 1.875%, 2018[2]	685	684
Duke Energy Corp.:
1.80%, 2021	605	589
2.65%, 2026	660	625
Eversource Energy, 2.75%, 2022	750	757
Exelon Corp., 3.40%, 2026	65	65
Pacific Gas & Electric Co., 2.45%, 2022	300	299
PacifiCorp, 5.65%, 2018	795	833
Progress Energy, Inc., 7.05%, 2019	955	1,041
Public Service Electric & Gas Co.:
1.90%, 2021	270	267
2.25%, 2026	520	490
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	347
Virginia Electric and Power Co.:
1.20%, 2018	620	618
3.10%, 2025	1,040	1,043
3.50%, 2027	555	574
Xcel Energy, Inc., 3.30%, 2025	190	192
		9,581

Private Client Services Funds	50

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pharmaceuticals - 2.5%
Abbvie, Inc.:
2.50%, 2020	$1,060	$1,070
2.30%, 2021	340	338
3.20%, 2022	415	423
2.85%, 2023	85	84
3.60%, 2025	150	151
Actavis Funding SCS:
3.00%, 2020	485	495
3.45%, 2022	490	504
3.80%, 2025	740	754
AstraZeneca PLC, 3.375%, 2025	445	451
Johnson & Johnson:
2.25%, 2022	455	460
2.45%, 2026	320	311
2.95%, 2027	455	459
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	318
Pfizer, Inc., 1.4312%, 2018[1]	500	502
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	350	348
2.40%, 2021	195	193
2.875%, 2023	120	118
3.20%, 2026	615	597
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	163
2.20%, 2021	600	584
2.80%, 2023	190	183
3.15%, 2026	450	420
4.10%, 2046	30	26
		9,366

Oil & gas - 1.6%
Anadarko Petroleum Corp.:
4.85%, 2021	70	75
5.55%, 2026	145	163
Cenovus Energy, Inc., Series 144A, 4.25%, 2027[2]	170	169
ConocoPhillips Co.:
4.20%, 2021	155	166
4.95%, 2026	235	264
Exxon Mobil Corp., 1.2812%, 2019[1]	1,115	1,116
Husky Energy, Inc., 7.25%, 2019	250	282
Petroleos Mexicanos:
6.375%, 2021	300	327
4.625%, 2023	1,000	1,009
Petroleos Mexicanos, Series 144A:[2]
5.375%, 2022	175	184
6.50%, 2027	200	217
Phillips 66, 4.30%, 2022	290	313
Shell International Finance BV:
1.75%, 2021	435	426

Private Client Services Funds	51

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Oil & gas - continued
1.875%, 2021	$270	$266
2.50%, 2026	265	254
2.875%, 2026	340	336
Statoil ASA, 3.25%, 2024	85	87
Total Capital International SA, 2.875%, 2022	230	235
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	197
		6,086

Auto Manufacturers - 1.4%
American Honda Finance Corp., 2.30%, 2026	80	75
BMW US Capital LLC, Series 144A, 1.45%, 2019[2]	340	337
Daimler Finance North America LLC, Series 144A:[2]
2.03%, 2018[1]	350	352
3.30%, 2025	250	252
Ford Motor Credit Co. LLC:
3.157%, 2020	550	560
3.219%, 2022	205	207
General Motors Co., 4.00%, 2025	145	146
General Motors Financial Co., Inc.:
3.10%, 2019	975	990
3.70%, 2020	320	330
4.30%, 2025	535	546
4.00%, 2026	175	174
Toyota Motor Credit Corp.:
1.45%, 2018	350	351
2.60%, 2022	420	424
3.20%, 2027	415	422
		5,166

Insurance - 1.2%
American International Group, Inc., 2.30%, 2019	515	517
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	756
Chubb INA Holdings, Inc.:
2.30%, 2020	285	286
2.875%, 2022	150	152
3.35%, 2026	45	46
4.35%, 2045	50	54
New York Life Global Funding, Series 144A, 1.70%, 2021[2]	750	731
Prudential Financial, Inc., 1.819%, 2018[1]	595	598
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,128
The Allstate Corp., 3.28%, 2026	175	177
		4,445

Pipelines - 1.1%
Boardwalk Pipelines LP, 4.95%, 2024	460	491
Enbridge Energy Partners LP, 5.875%, 2025	230	263
Enbridge, Inc., 4.00%, 2023	525	546
Energy Transfer Partners LP, 4.20%, 2027	185	187
EnLink Midstream Partners LP, 4.40%, 2024	230	236

Private Client Services Funds	52

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pipelines - continued
Kinder Morgan Energy Partners LP, 4.25%, 2024	$430	$445
Kinder Morgan, Inc., 4.30%, 2025	1,010	1,054
Phillips 66 Partners LP, 3.55%, 2026	105	102
Spectra Energy Partners LP, 2.95%, 2018	505	512
TC PipeLines LP, 4.375%, 2025	430	443
		4,279

Agriculture - 0.8%
Altria Group, Inc.:
2.85%, 2022	250	253
2.95%, 2023	200	201
4.00%, 2024	430	457
Philip Morris International, Inc.:
1.875%, 2021	165	163
2.125%, 2023	415	399
2.75%, 2026	225	219
Reynolds American, Inc.:
3.25%, 2020	475	490
4.00%, 2022	70	74
4.45%, 2025	430	459
5.70%, 2035	30	34
5.85%, 2045	220	261
		3,010

REITS - 0.8%
Alexandria Real Estate Equities, Inc., 3.95%, 2028	60	61
Corporate Office Properties LP, 5.25%, 2024	235	249
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	529
DDR Corp., 4.25%, 2026	430	430
ERP Operating LP, 4.625%, 2021	215	233
Essex Portfolio LP, 3.50%, 2025	490	491
Kimco Realty Corp.:
3.40%, 2022	90	92
2.80%, 2026	475	441
Simon Property Group LP, 2.50%, 2021	460	462
		2,988

Media - 0.7%
21st Century Fox America, Inc., 3.70%, 2025	205	210
CBS Corp., 1.95%, 2017	200	200
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 2022	325	346
4.908%, 2025	165	177
Comcast Corp., 2.35%, 2027	435	404
NBCUniversal Media LLC, 5.15%, 2020	350	383
The Walt Disney Co., 5.50%, 2019	300	321
Time Warner, Inc., 3.80%, 2027	150	150

Private Client Services Funds	53

Capital Group Core Bond Fund

Schedule of investments
April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Media - continued
Viacom, Inc., 3.875%, 2024	$380	$384
		2,575

Telecommunications - 0.7%
AT&T, Inc., 2.80%, 2021	405	409
Cisco Systems, Inc., 2.20%, 2023	520	509
Deutsche Telekom International Finance BV, Series 144A, 2.82%, 2022[2]	880	882
Verizon Communications, Inc.:
1.75%, 2021	45	44
3.125%, 2022	275	279
4.125%, 2027	188	192
4.272%, 2036	250	234
		2,549

Healthcare-services - 0.7%
Aetna, Inc.:
1.50%, 2017	350	350
1.70%, 2018	220	220
2.80%, 2023	55	55
Anthem, Inc.:
2.30%, 2018	295	297
4.35%, 2020	300	318
Laboratory Corp. of America Holdings, 4.70%, 2045	135	134
UnitedHealth Group, Inc.:
1.40%, 2017	250	250
3.35%, 2022	380	397
3.75%, 2025	460	484
		2,505

Healthcare-products - 0.6%
Abbott Laboratories:
2.35%, 2019	430	433
2.90%, 2021	190	192
3.40%, 2023	140	142
3.75%, 2026	515	522
Becton Dickinson & Co., 3.734%, 2024	61	62
Medtronic Global Holdings SCA, 3.35%, 2027	555	565
Zimmer Biomet Holdings, Inc., 3.15%, 2022	485	491
		2,407

Retail - 0.6%
McDonald’s Corp.:
2.625%, 2022	250	251
3.70%, 2026	135	140
3.50%, 2027	275	280
Starbucks Corp.:
2.00%, 2018	200	202
2.10%, 2021	235	237

Private Client Services Funds	54

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Retail - continued
The Home Depot, Inc.:
4.40%, 2021	$350	$380
2.125%, 2026	825	775
Walgreens Boots Alliance, Inc., 3.10%, 2023	135	136
		2,401

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2021	340	344
3.30%, 2023	175	180
3.65%, 2026	560	574
Molson Coors Brewing Co.:
1.45%, 2019	80	79
2.10%, 2021	90	88
3.00%, 2026	245	235
PepsiCo, Inc.:
1.35%, 2019	335	333
1.70%, 2021	420	413
		2,246

Biotechnology - 0.5%
Amgen, Inc.:
1.85%, 2021	195	190
2.25%, 2023	260	251
2.60%, 2026	470	441
Celgene Corp.:
2.125%, 2018	210	211
2.875%, 2020	125	127
3.875%, 2025	455	472
Gilead Sciences, Inc., 3.50%, 2025	320	326
		2,018

Software - 0.5%
Microsoft Corp.:
2.875%, 2024	445	452
2.40%, 2026	350	336
3.30%, 2027	435	447
Oracle Corp.:
1.20%, 2017	250	250
2.375%, 2019	500	507
		1,992

Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	310
4.125%, 2024	415	433
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	100

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Real Estate - continued
3.50%, 2025	$250	$252
WEA Finance LLC / Westfield UK & Europe Finance PLC, Series 144A:[2]
2.70%, 2019	475	480
3.25%, 2020	355	363
		1,938

Semiconductors - 0.5%
Analog Devices, Inc.:
2.50%, 2021	185	185
3.50%, 2026	170	171
Broadcom Corp. / Broadcom Cayman Finance Ltd., Series 144A:[2]
2.375%, 2020	270	270
3.00%, 2022	520	525
3.625%, 2024	270	274
3.875%, 2027	380	387
		1,812

Aerospace/Defense - 0.4%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	85	86
Lockheed Martin Corp.:
3.10%, 2023	95	97
3.55%, 2026	270	279
Rockwell Collins, Inc.:
1.95%, 2019	140	140
2.80%, 2022	375	379
3.20%, 2024	275	279
The Boeing Co., 0.95%, 2018	350	349
		1,609

Diversified financial services - 0.3%
American Express Co., 1.6401%, 2018[1]	500	503
Visa, Inc., 2.20%, 2020	815	822
		1,325

Housewares - 0.3%
Newell Brands, Inc.:
3.15%, 2021	355	365
3.85%, 2023	340	355
4.20%, 2026	515	542
		1,262

Computers - 0.2%
Apple, Inc.:
1.55%, 2021	575	563
2.50%, 2022	190	193
3.00%, 2024	185	189
		945

Private Client Services Funds	56

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Electronics - 0.2%
Honeywell International, Inc.:
1.40%, 2019	$440	$437
1.85%, 2021	395	389
		826

Miscellaneous manufacturing - 0.2%
3M Co., 1.625%, 2021	520	511
General Electric Co., 2.70%, 2022	300	305
		816

Multi-National - 0.2%
European Investment Bank, 2.25%, 2022	751	758
		758

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	378
Waste Management, Inc., 4.60%, 2021	300	325
		703

Apparel - 0.2%
NIKE, Inc., 2.375%, 2026	615	584
		584

Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	170	175
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	128
4.00%, 2025	165	174
		477

Internet - 0.1%
Alphabet, Inc., 1.998%, 2026	465	435
		435

Food - 0.1%
The Kroger Co., 2.00%, 2019	410	411
		411

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
		350

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Iron/Steel - 0.1%
Vale Overseas Ltd., 6.25%, 2026	$225	$247
		247

Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	127
		127

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	52
		52

Total corporate bonds & notes		93,552

Municipals - 1.6%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	507
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,060	2,118
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	502
3.139%, 2020	805	820
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	667
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	346
State of California, G.O. Public Imps. Misc. Rev. Bonds (Mandatory Put 04/01/20 @ 100), 2.193%, 2047[1]	320	320
State of California, G.O. Transit Imps. Misc. Rev. Bonds, 2.367%, 2022	250	251
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	500	451

Total municipals		6,034

Government & government agency bonds & notes outside the U.S. - 0.5%

Sovereign - 0.5%
Mexico Government International Bond, 4.15%, 2027	460	474
Province of Manitoba Canada, 3.05%, 2024	200	207
Province of Ontario Canada, 3.20%, 2024	500	523
Ukraine Government AID Bonds, 1.844%, 2019	875	887
		2,091

Total government & government agency bonds & notes outside the U.S.		2,091

Asset-backed obligations - 6.6%

AmeriCredit Automobile Receivables Trust, 1.15%, 2019	83	83
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	999
2.97%, 2020	1,340	1,360
2.50%, 2021	770	771
California Republic Auto Receivables Trust:
1.82%, 2020	775	776

Private Client Services Funds	58

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
2.51%, 2021	$270	$272
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	581
CarMax Auto Owner Trust, 1.16%, 2019	203	203
Chase Issuance Trust:
1.10%, 2020	690	689
1.424%, 2020[1]	480	482
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	205	205
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	89	89
4.31%, 2022	865	873
Citibank Credit Card Issuance Trust, 2.1383%, 2020[1]	540	544
CLI Funding V LLC, Series 144A, 3.38%, 2029[2]	74	73
CPS Auto Receivables Trust, Series 144A:[2]
2.07%, 2019	105	106
3.34%, 2020	800	812
Discover Card Execution Note Trust, 1.3439%, 2020[1]	1,165	1,168
Drive Auto Receivables Trust, Series 144A:[2]
1.67%, 2019	185	185
1.77%, 2020	970	971
2.56%, 2020	190	191
2.76%, 2021	736	739
3.19%, 2022	430	436
DT Auto Owner Trust, Series 144A:[2]
1.75%, 2019	140	140
3.15%, 2022	425	429
Enterprise Fleet Financing LLC, Series 144A:[2]
1.05%, 2020	131	131
2.13%, 2022	835	835
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	571
2.03%, 2027	525	521
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	209
Global SC Finance II SRL, Series 144A, 3.19%, 2029[2]	557	545
Global SC Finance IV Ltd., Series 144A, 3.85%, 2037[2]	500	500
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
1.389%, 2028	105	105
1.739%, 2028	300	300
Hertz Vehicle Financing LLC, Series 144A:[2]
1.83%, 2019	1,300	1,296
2.73%, 2021	1,048	1,046
Madison Park Funding XIII Ltd., Series 144A, 1.9876%, 2025[1,2]	400	400
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[2,3]	68	68
Octagon Investment Partners XV Ltd., Series 144A, 2.3148%, 2025[1,2]	598	598
Santander Drive Auto Receivables Trust:
1.56%, 2020	275	275
2.66%, 2021	95	96
2.74%, 2021	1,735	1,756
3.09%, 2022	400	406
Sheridan Square CLO Ltd., Series 144A, 2.2084%, 2025[1,2]	415	414
TAL Advantage V LLC, Series 144A, 3.55%, 2038[2]	346	342
TAL Advantage VI LLC, Series 144A, 4.50%, 2042[2]	510	525
Towd Point Mortgage Trust, Series 144A, 2.75%, 2056[1,2]	490	494
Verizon Owner Trust, Series 144A:[2]

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
1.42%, 2021	$165	$164
2.06%, 2021	610	613

Total asset-backed obligations		25,387

Total bonds, notes & other debt investments (cost: $367,689,000)		369,317

Short-term securities - 4.9%

General Electric Co., 0.01%, May 01, 2017[4]	4,600	4,599
Private Exp. Funding, 1.0163%, June 12, 2017[4]	9,100	9,090
Wal-Mart Stores, Inc., 0.8318%, May 08, 2017[4]	5,000	4,999

Total short-term securities (cost: $18,689,000)		18,688
Total investment securities (cost: $386,378,000)		388,005
Other assets less liabilities		(6,203)

Net assets		$381,802

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2017.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of these securities amounted to $28,410,000, representing 7.44% of net assets.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of April 30, 2017, this security represents less than 0.02% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	60

Capital Group Core Bond Fund

Schedule of investments

April 30, 2017 (unaudited)

Key to abbreviations

AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fndg.	=	Funding
G.O.	=	General Obligation

GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	61

Capital Group Global Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - 96.1%	Shares	Value (000)
Information Technology - 18.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	300,120	$9,925
ASML Holding NV	67,090	8,868
Visa, Inc., A Shares	90,170	8,225
Keyence Corp.	18,550	7,455
Apple, Inc.	43,194	6,205
Broadcom Ltd.	24,173	5,338
VTech Holdings Ltd.	373,900	4,737
Murata Manufacturing Co. Ltd.	33,700	4,518
QUALCOMM, Inc.	77,645	4,173
Hamamatsu Photonics K.K.	122,800	3,608
Amadeus IT Group SA	66,775	3,600
Alphabet, Inc., Class A1	3,295	3,046
SAP SE	30,133	3,022
Jack Henry & Associates, Inc.	29,466	2,856
Gemalto NV	47,154	2,641
Microsoft Corp.	34,800	2,382
Activision Blizzard, Inc.	41,620	2,175
Texas Instruments, Inc.	27,265	2,159
Jabil Circuit, Inc.	67,600	1,962
Alphabet, Inc., Class C1	2,139	1,938
Xilinx, Inc.	25,480	1,608
Accenture PLC, Class A	10,900	1,322
Oracle Corp.	18,400	1,060
Automatic Data Processing, Inc.	8,222	859
VeriSign, Inc.[1]	8,805	783
Analog Devices, Inc.	8,580	654
		95,119

Financials - 14.5%
AIA Group Ltd.	1,651,400	11,433
CME Group, Inc.	65,100	7,564
BNP Paribas SA	103,568	7,308
JPMorgan Chase & Co.	79,840	6,946
Moody’s Corp.	39,300	4,650
HDFC Bank Ltd. (ADR)	46,830	3,728
Sampo Oyj, A Shares	68,065	3,262
The Goldman Sachs Group, Inc.	14,375	3,217
KBC Group NV	44,165	3,189
The Bank of New York Mellon Corp.	59,550	2,803
Wells Fargo & Co.	49,355	2,657
Chubb Ltd.	18,870	2,590
Marsh & McLennan Cos., Inc.	32,885	2,438
Aon PLC	16,200	1,941
The PNC Financial Services Group, Inc.	14,400	1,724
Lloyds Banking Group PLC	1,727,700	1,549
Prudential PLC	58,055	1,290
Huntington Bancshares, Inc.	94,250	1,212
UBS Group AG	68,607	1,172
DNB ASA	72,619	1,134
Svenska Handelsbanken AB, A Shares	73,732	1,046
Intercontinental Exchange, Inc.	16,970	1,022
ABN AMRO Group NV2	34,060	894

Private Client Services Funds	62

Capital Group Global Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Financials - continued
The Toronto-Dominion Bank	10,270	$484
		75,253

Consumer Discretionary - 13.6%
Las Vegas Sands Corp.	149,480	8,818
Amazon.com, Inc.[1]	9,025	8,348
Naspers Ltd. (ADR), N Shares	333,610	6,418
Royal Caribbean Cruises Ltd.	47,050	5,016
Comcast Corp., Class A	109,300	4,283
Norwegian Cruise Line Holdings Ltd.[1]	78,735	4,246
Starbucks Corp.	67,300	4,042
LVMH Moet Hennessy Louis Vuitton SE	12,867	3,175
Dollar General Corp.	40,880	2,972
Newell Brands, Inc.	61,408	2,932
Charter Communications, Inc., Class A1	8,027	2,771
Yum! Brands, Inc.	34,600	2,275
Cie Financiere Richemont SA	25,002	2,089
Yum China Holdings, Inc.[1]	55,610	1,897
Samsonite International SA	448,800	1,731
Liberty Global PLC, Class A1	44,340	1,571
SES SA	64,207	1,404
BCA Marketplace PLC	506,738	1,290
Scripps Networks Interactive, Inc., Class A	12,970	969
Denso Corp.	22,400	964
JCDecaux SA	23,389	825
Modern Times Group MTG AB, B Shares	24,325	794
Tempur Sealy International, Inc.[1]	16,130	757
Advance Auto Parts, Inc.	3,135	446
Liberty Global PLC, Series C1	5,100	176
		70,209

Industrials - 12.8%
Airbus SE	91,702	7,415
Safran SA	88,004	7,288
FANUC Corp.	28,300	5,751
SMC Corp.	18,500	5,209
Eaton Corp. PLC	67,315	5,092
Assa Abloy AB, Class B	182,842	3,961
Hexcel Corp.	68,830	3,562
The Boeing Co.	15,825	2,925
IDEX Corp.	22,000	2,305
Jardine Matheson Holdings Ltd.	34,000	2,194
Nielsen Holdings PLC	49,350	2,030
Waste Connections, Inc.	21,970	2,022
TransDigm Group, Inc.	8,030	1,981
Norfolk Southern Corp.	15,510	1,822
General Electric Co.	61,890	1,794
Deere & Co.	14,060	1,569
Canadian National Railway Co.	19,020	1,375
Ryanair Holdings PLC (ADR)[1]	12,995	1,195
DKSH Holding AG Ltd.	14,647	1,178
Sydney Airport	214,770	1,108

Private Client Services Funds	63

Capital Group Global Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Waste Management, Inc.	13,990	$1,018
Hoshizaki Corp.	11,600	967
CH Robinson Worldwide, Inc.	13,270	965
Brenntag AG	15,364	911
AA PLC	232,284	786
		66,423

Consumer Staples - 10.1%
Pernod Ricard SA	49,820	6,233
Nestle SA	70,575	5,437
Carlsberg A/S, Class B	53,694	5,359
L’Oreal SA	23,943	4,769
Reckitt Benckiser Group PLC	44,045	4,056
Danone SA	51,499	3,600
British American Tobacco PLC	52,020	3,514
Shiseido Co. Ltd.	120,400	3,257
Imperial Brands PLC	65,370	3,202
Seven & i Holdings Co. Ltd.	69,300	2,928
Diageo PLC	81,785	2,380
The Coca-Cola Co.	45,190	1,950
Philip Morris International, Inc.	16,040	1,778
Mondelez International, Inc., Class A	28,800	1,297
The Procter & Gamble Co.	12,055	1,053
Japan Tobacco, Inc.	30,100	1,001
Nestle SA (ADR)	4,300	331
		52,145

Health Care - 9.6%
Roche Holding AG	25,336	6,628
Novo Nordisk A/S, Class B	167,007	6,499
Cerner Corp.[1]	88,595	5,737
Astrazeneca PLC	93,485	5,615
Incyte Corp.[1]	41,600	5,170
Essilor International SA	28,047	3,634
Eli Lilly & Co.	38,045	3,122
Danaher Corp.	35,200	2,933
Seattle Genetics, Inc.[1]	35,780	2,444
Gilead Sciences, Inc.	26,907	1,844
UnitedHealth Group, Inc.	7,240	1,266
Express Scripts Holding Co.[1]	17,405	1,068
Sysmex Corp.	17,100	1,040
Johnson & Johnson	6,270	774
Medtronic PLC	7,860	653
Humana, Inc.	2,410	535
Merck & Co., Inc.	7,900	492
		49,454

Energy - 6.9%
Royal Dutch Shell PLC, Class B (ADR)	119,995	6,494
Chevron Corp.	56,994	6,081
Enbridge, Inc.	112,035	4,644

Private Client Services Funds	64

Capital Group Global Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Energy - continued
Occidental Petroleum Corp.	72,095	$4,437
Exxon Mobil Corp.	52,125	4,256
EOG Resources, Inc.	30,145	2,788
Schlumberger Ltd.	37,986	2,757
Total SA	39,057	2,007
Helmerich & Payne, Inc.	22,725	1,378
ConocoPhillips	19,800	949
		35,791

Telecommunication Services - 3.6%
SoftBank Group Corp.	110,100	8,338
Singapore Telecommunications Ltd.	2,454,400	6,570
Vodafone Group PLC	827,135	2,132
NTT DOCOMO, Inc.	52,900	1,276
Verizon Communications, Inc.	10,245	470
		18,786

Materials - 3.2%
Asahi Kasei Corp.	506,000	4,823
The Dow Chemical Co.	60,830	3,820
Monsanto Co.	29,645	3,457
Air Liquide SA	10,863	1,309
Givaudan SA	555	1,069
Praxair, Inc.	8,545	1,068
Rio Tinto PLC	22,242	882
		16,428

Real Estate - 2.1%
American Tower Corp. REIT	42,500	5,352
Crown Castle International Corp. REIT	48,475	4,586
Link REIT	98,000	705
Deutsche Wohnen AG	13,288	454
		11,097

Utilities - 1.3%
AES Corp.	251,550	2,845
Sempra Energy	22,680	2,564
National Grid PLC	117,990	1,528
		6,937

Total common stocks (cost: $383,192,000)		497,642

Short-term securities - 3.8%	Principal amount (000)
Cisco Systems, Inc., 0.852%, May 24, 2017[3]	$5,000	4,997
Federal Home Loan Bank, 0.838%, July 11, 2017[3]	3,800	3,794

Private Client Services Funds	65

Capital Group Global Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
General Electric Co., 0.01%, May 01, 2017[3]	$4,500	$4,500
L’Oreal USA, Inc., 0.852%, May 02, 2017[3]	6,100	6,099

Total short-term securities (cost: $19,391,000)		19,390
Total investment securities (cost: $402,583,000)		517,032
Other assets less liabilities		672

Net assets		$517,704

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of this security amounted to $894,000, representing 0.17% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Private Client Services Funds	66

Capital Group International Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - 94.9%	Shares	Value (000)
Industrials - 16.4%
Safran SA	374,425	$31,006
SMC Corp.	107,200	30,186
FANUC Corp.	117,700	23,920
Assa Abloy AB, Class B	1,055,326	22,864
Airbus SE	268,980	21,749
Jardine Matheson Holdings Ltd.	281,500	18,165
Sydney Airport	3,131,059	16,154
DKSH Holding AG Ltd.	115,345	9,280
Nidec Corp.	97,000	8,893
AA PLC	2,509,515	8,493
Brenntag AG	135,395	8,029
Hoshizaki Corp.	78,500	6,542
Siemens AG	34,457	4,940
Kubota Corp.	292,600	4,601
Canadian National Railway Co.	63,300	4,576
DSV A/S	71,590	3,988
Ryanair Holdings PLC (ADR)[1]	35,670	3,279
Glory Ltd.	87,500	2,936
		229,601

Information Technology - 15.7%
Keyence Corp.	101,100	40,630
Murata Manufacturing Co. Ltd.	194,500	26,076
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	783,600	25,914
Hamamatsu Photonics K.K.	856,400	25,160
ASML Holding NV	187,647	24,804
SAP SE	203,037	20,363
Amadeus IT Group SA	313,618	16,910
Micro Focus International PLC	370,750	12,427
Gemalto NV	214,621	12,021
MercadoLibre, Inc.	27,350	6,261
Oracle Corp.	106,400	6,128
Samsung Electronics Co. Ltd. (GDR)	5,057	3,874
		220,568

Financials - 13.3%
AIA Group Ltd.	5,165,000	35,758
Sampo Oyj, A Shares	451,173	21,619
BNP Paribas SA	290,637	20,509
Prudential PLC	879,070	19,538
KBC Group NV	247,825	17,893
Lloyds Banking Group PLC	18,804,300	16,854
HDFC Bank Ltd. (ADR)	156,900	12,491
ABN AMRO Group NV2	471,423	12,376
Svenska Handelsbanken AB, A Shares	529,357	7,512
UBS Group AG	325,245	5,557
ING Groep NV	315,015	5,128
Sumitomo Mitsui Financial Group, Inc.	129,200	4,780
DNB ASA	294,036	4,592
DBS Group Holdings Ltd.	140,855	1,951

Private Client Services Funds	67

Capital Group International Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Financials - continued
Henderson Group PLC	50,200	$150
		186,708

Consumer Staples - 13.2%
Pernod Ricard SA	200,747	25,115
Carlsberg A/S, Class B	251,512	25,102
British American Tobacco PLC	340,600	23,006
Nestle SA	289,820	22,326
L’Oreal SA	103,258	20,567
Diageo PLC	605,145	17,608
Imperial Brands PLC	251,278	12,309
Danone SA	168,835	11,803
Reckitt Benckiser Group PLC	94,000	8,657
Associated British Foods PLC	220,050	8,009
Meiji Holdings Co. Ltd.	44,300	3,759
PZ Cussons PLC	834,615	3,617
Japan Tobacco, Inc.	101,900	3,388
		185,266

Health Care - 12.9%
Roche Holding AG	144,878	37,901
Novo Nordisk A/S, Class B	904,524	35,197
Astrazeneca PLC	556,250	33,411
Genmab A/S1	101,922	20,270
Essilor International SA	147,769	19,147
Sysmex Corp.	236,100	14,360
Medtronic PLC	112,700	9,364
Sonova Holding AG	40,370	5,968
Novartis AG	65,608	5,048
		180,666

Consumer Discretionary - 11.1%
SES SA	1,089,867	23,833
LVMH Moet Hennessy Louis Vuitton SE	79,334	19,574
Ryohin Keikaku Co. Ltd.	83,600	18,854
Liberty Global PLC, Class A1	403,720	14,300
Samsonite International SA	3,701,400	14,276
Kering	36,831	11,416
BCA Marketplace PLC	4,442,168	11,306
Modern Times Group MTG AB, B Shares	285,581	9,318
Cie Financiere Richemont SA	100,341	8,385
JCDecaux SA	163,622	5,772
Naspers Ltd. (ADR), N Shares	267,500	5,146
Wynn Macau Ltd.[1]	2,190,200	4,815
Denso Corp.	88,500	3,810
Greene King PLC	357,175	3,474
Liberty Global PLC, Series C1	30,000	1,038
		155,317

Private Client Services Funds	68

Capital Group International Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - 5.0%
SoftBank Group Corp.	284,500	$21,545
Vodafone Group PLC	8,234,760	21,230
NTT DOCOMO, Inc.	483,700	11,664
KDDI Corp.	317,300	8,412
Singapore Telecommunications Ltd.	2,740,400	7,336
		70,187

Energy - 3.3%
Total SA	456,304	23,446
Enbridge, Inc.	444,190	18,411
Royal Dutch Shell PLC, Class B	152,990	4,067
		45,924

Materials - 2.4%
Asahi Kasei Corp.	1,037,000	9,884
Givaudan SA	3,644	7,021
Air Liquide SA	49,966	6,020
Kansai Paint Co. Ltd.	163,700	3,624
Rio Tinto PLC	81,490	3,232
Amcor Ltd.	258,547	3,041
		32,822

Real Estate - 1.2%
Link REIT	1,176,500	8,463
Deutsche Wohnen AG	240,171	8,212
		16,675

Utilities - 0.4%
SSE PLC	239,665	4,318
National Grid PLC	117,965	1,528
		5,846

Total common stocks (cost: $1,092,832,000)		1,329,580

Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	272,114	5,808

Total preferred securities (cost: $4,466,000)		5,808

Short-term securities - 4.2%	Principal amount (000)
Federal Home Loan Bank, 0.838%, July 11, 2017[3]	$16,600	16,572
General Electric Co., 0.01%, May 01, 2017[3]	40,000	39,997

Private Client Services Funds	69

Capital Group International Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
Wal-mart Stores, Inc., 0.842%, May 22, 2017[3]	$3,100	$3,098

Total short-term securities (cost: $59,671,000)		59,667
Total investment securities (cost: $1,156,969,000)		1,395,055
Other assets less liabilities		6,674

Net assets		$1,401,729

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of this security amounted to $12,376,000, representing 0.88% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Private Client Services Funds	70

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - 98.2%	Shares	Value (000)
Information Technology - 18.4%
Visa, Inc., A Shares	63,880	$5,827
Microsoft Corp.	79,195	5,422
Jack Henry & Associates, Inc.	50,320	4,877
Apple, Inc.	27,010	3,880
Texas Instruments, Inc.	46,500	3,682
Broadcom Ltd.	14,931	3,297
Automatic Data Processing, Inc.	29,435	3,076
Analog Devices, Inc.	34,655	2,641
Alphabet, Inc., Class C1	1,857	1,682
ASML Holding NV	10,590	1,396
QUALCOMM, Inc.	21,665	1,164
HP, Inc.	56,520	1,064
Xilinx, Inc.	15,945	1,006
Accenture PLC, Class A	5,700	691
Trimble, Inc.[1]	17,005	603
Jabil Circuit, Inc.	18,540	538
Alphabet, Inc., Class A1	450	416
Global Payments, Inc.	4,000	327
VeriSign, Inc.[1]	3,240	288
		41,877

Consumer Discretionary - 16.2%
Newell Brands, Inc.	107,400	5,127
Comcast Corp., Class A	120,250	4,713
Charter Communications, Inc., Class A1	12,206	4,213
Starbucks Corp.	61,415	3,688
Amazon.com, Inc.[1]	3,881	3,590
Advance Auto Parts, Inc.	19,265	2,738
Dollar General Corp.	35,595	2,588
Panera Bread Co., Class A1	6,560	2,051
NIKE, Inc., Class B	27,180	1,506
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,466
Scripps Networks Interactive, Inc., Class A	18,694	1,397
The Priceline Group, Inc.[1]	685	1,265
Carnival Corp.	19,650	1,214
Yum China Holdings, Inc.[1]	22,100	754
Yum! Brands, Inc.	5,530	364
		36,674

Financials - 14.0%
Marsh & McLennan Cos., Inc.	71,400	5,293
Chubb Ltd.	33,240	4,562
Wells Fargo & Co.	69,415	3,737
JPMorgan Chase & Co.	42,380	3,687
CME Group, Inc.	30,425	3,535
Aon PLC	16,700	2,001
Intercontinental Exchange, Inc.	32,050	1,930
Huntington Bancshares, Inc.	141,930	1,825
Moody’s Corp.	14,155	1,675
The Bank of New York Mellon Corp.	25,600	1,205
The Goldman Sachs Group, Inc.	4,700	1,052
The PNC Financial Services Group, Inc.	6,490	777

Private Client Services Funds	71

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Financials - continued
The Toronto-Dominion Bank	12,245	$577
		31,856

Industrials - 13.1%
Waste Connections, Inc.	57,500	5,291
The Boeing Co.	14,085	2,603
Norfolk Southern Corp.	22,102	2,597
Hexcel Corp.	44,435	2,300
Eaton Corp. PLC	26,770	2,025
Northrop Grumman Corp.	7,230	1,778
IDEX Corp.	16,800	1,760
TransDigm Group, Inc.	6,635	1,637
Canadian National Railway Co.	21,330	1,542
General Electric Co.	45,050	1,306
Waste Management, Inc.	17,940	1,306
Deere & Co.	11,420	1,275
Nielsen Holdings PLC	28,425	1,169
CH Robinson Worldwide, Inc.	15,240	1,108
Airbus SE (ADR)	53,700	1,083
Lockheed Martin Corp.	2,075	559
Union Pacific Corp.	4,600	515
		29,854

Health Care - 12.6%
Cerner Corp.[1]	56,765	3,676
Medtronic PLC	42,440	3,526
UnitedHealth Group, Inc.	19,485	3,408
Humana, Inc.	12,715	2,822
Danaher Corp.	30,055	2,504
Express Scripts Holding Co.[1]	40,500	2,484
AstraZeneca PLC (ADR)	72,870	2,204
Incyte Corp.[1]	14,900	1,852
Gilead Sciences, Inc.	17,424	1,194
Roche Holding AG (ADR)	33,675	1,101
Seattle Genetics, Inc.[1]	14,080	962
Johnson & Johnson	7,280	899
Ultragenyx Pharmaceutical, Inc.[1]	10,445	673
Merck & Co., Inc.	9,385	585
Agios Pharmaceuticals, Inc.[1]	10,270	511
Essilor International SA (ADR)	2,680	174
		28,575

Consumer Staples - 8.4%
The Procter & Gamble Co.	52,600	4,594
Diageo PLC (ADR)	31,780	3,732
Philip Morris International, Inc.	30,580	3,389
Nestle SA (ADR)	29,205	2,249
The Coca-Cola Co.	38,020	1,641
Unilever PLC (ADR)	20,740	1,065
British American Tobacco PLC (ADR)	9,790	666
Carlsberg A/S, Class B (ADR)	31,725	634

Private Client Services Funds	72

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Common Stocks - continued	Shares	Value (000)
Consumer Staples - continued
Mondelez International, Inc., Class A	13,000	$585
Reckitt Benckiser Group PLC (ADR)	26,660	500
		19,055

Energy - 7.8%
Enbridge, Inc.	97,590	4,045
Schlumberger Ltd.	40,054	2,908
Chevron Corp.	27,240	2,906
Exxon Mobil Corp.	22,500	1,837
Occidental Petroleum Corp.	28,340	1,744
ConocoPhillips	35,685	1,710
EOG Resources, Inc.	16,665	1,541
Halliburton Co.	20,400	936
		17,627

Real Estate - 3.4%
Crown Castle International Corp. REIT	37,270	3,526
American Tower Corp. REIT	19,750	2,487
Iron Mountain, Inc. REIT	50,969	1,772
		7,785

Materials - 2.2%
Monsanto Co.	24,400	2,845
Praxair, Inc.	11,636	1,454
Sherwin-Williams Co.	1,810	606
		4,905

Utilities - 1.4%
Sempra Energy	28,255	3,193
		3,193

Telecommunication Services - 0.7%
Verizon Communications, Inc.	32,190	1,478
		1,478

Total common stocks (cost: $159,236,000)		222,879

Short-term securities - 1.1%	Principal amount (000)
General Electric Co., 0.01%, May 01, 2017[2]	$2,500	2,500

Total short-term securities (cost: $2,500,000)		2,500

Private Client Services Funds	73

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2017 (unaudited)

Total investment securities (cost: $161,736,000)	225,379
Other assets less liabilities	1,691

Net assets	$227,070

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Private Client Services Funds	74

Capital Group Core Municipal Fund

Statement of assets and liabilities
at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $366,747)		$370,737
Short-term investments, at value (cost: $31,270)		31,271
Cash		1,644
Receivables for:
Sales of investments	1,683
Sales of fund’s shares	270
Interest	4,037
Reimbursement from investment adviser	6
		5,996
Prepaid expenses		12
Total assets		409,660

Liabilities:
Payables for:
Purchases of investments	6,353
Repurchases of fund’s shares	8
Investment advisory services	310
Other accrued expenses	106
Total liabilities		6,777
Net assets at April 30, 2017:		$402,883

Net assets consist of:
Capital paid in on shares of beneficial interest		$398,734
Accumulated undistributed net investment income		20
Accumulated net realized gain		138
Net unrealized appreciation		3,991
Net assets at April 30, 2017		$402,883

Shares outstanding:		38,883

Net asset value per share:		$10.36

See Notes to Financial Statements

Private Client Services Funds	75

Capital Group Core Municipal Fund

Statement of operations
for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$4,787

Fees and expenses:
Investment advisory services	656
Administrative and accounting services	54
Registration fees	13
Audit and tax fees	19
Transfer agent services	10
Trustees’ compensation	15
Other	10
Total fees and expenses before reimbursements	777
Less reimbursements of fees and expenses	15

Total fees and expenses after reimbursements		762
Net investment income		4,025

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		138
Net unrealized depreciation on investments		(4,759)
Net realized gain and unrealized depreciation on investments		(4,621)
Net decrease in net assets resulting from operations		$(596)

See Notes to Financial Statements

Private Client Services Funds	76

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six
	months ended	For the year
	4/30/17*	ended 10/31/16

Operations:
Net investment income	$4,025	$7,740
Net realized gain on investments	138	178
Net unrealized depreciation on investments	(4,759)	(306)
Net (decrease) increase in net assets resulting from operations	(596)	7,612

Dividends and distributions to shareholders:
Dividends from net investment income	(4,005)	(7,721)
Distributions from capital gain	(144)	(303)
Total dividends and distributions	(4,149)	(8,024)

Net capital share transactions	2,238	26,646

Total (decrease) increase in net assets	(2,507)	26,234

Net assets:
Beginning of period	405,390	379,156
End of period (including undistributed net investment income: $20 and $–, respectively.)	$402,883	$405,390

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	77

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities
at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $142,650)		$142,788
Short-term investments, at value (cost: $19,150)		19,150
Cash		597
Receivables for:
Interest	1,484
Reimbursement from investment adviser	20
		1,504
Prepaid expenses		12
Total assets		164,051

Liabilities:
Payables for:
Purchases of investments	2,419
Repurchases of fund’s shares	1,302
Investment advisory services	129
Other accrued expenses	66
Total liabilities		3,916
Net assets at April 30, 2017:		$160,135

Net assets consist of:
Capital paid in on shares of beneficial interest		$160,317
Accumulated undistributed net investment income		8
Accumulated net realized loss		(328)
Net unrealized appreciation		138
Net assets at April 30, 2017		$160,135

Shares outstanding:		15,904

Net asset value per share:		$10.07

See Notes to Financial Statements

Private Client Services Funds	78

Capital Group Short-Term Municipal Fund

Statement of operations
for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$1,407

Fees and expenses:
Investment advisory services	273
Administrative and accounting services	22
Registration fees	13
Audit and tax fees	19
Transfer agent services	10
Trustees’ compensation	15
Other	9
Total fees and expenses before reimbursements	361
Less reimbursements of fees and expenses	41

Total fees and expenses after reimbursements		320
Net investment income		1,087

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(327)
Net unrealized depreciation on investments		(509)
Net realized loss and unrealized depreciation on investments		(836)
Net increase in net assets resulting from operations		$251

See Notes to Financial Statements

Private Client Services Funds	79

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six
	months ended	For the year
	4/30/17*	ended 10/31/16

Operations:
Net investment income	$1,087	$1,848
Net realized (loss) gain on investments	(327)	91
Net unrealized depreciation on investments	(509)	(385)
Net increase in net assets resulting from operations	251	1,554

Dividends and distributions to shareholders:
Dividends from net investment income	(1,079)	(1,846)
Distributions from capital gain	(32)	(21)
Total dividends and distributions	(1,111)	(1,867)

Net capital share transactions	(17,599)	36,596

Total (decrease) increase in net assets	(18,459)	36,283

Net assets:
Beginning of period	178,594	142,311
End of period (including undistributed net investment income: $8 and $–, respectively.)	$160,135	$178,594

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	80

Capital Group California Core Municipal Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $298,985)		$304,902
Short-term investments, at value (cost: $46,000)		45,999
Cash		26
Receivables for:
Sales of fund’s shares	641
Interest	2,900
Reimbursement from investment adviser	6
		3,547
Prepaid expenses		3
Total assets		354,477

Liabilities:
Payables for:
Purchases of investments	9,778
Repurchases of fund’s shares	103
Investment advisory services	257
Other accrued expenses	94
Total liabilities		10,232
Net assets at April 30, 2017:		$344,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$338,791
Accumulated undistributed net investment income		16
Accumulated net realized loss		(478)
Net unrealized appreciation		5,916
Net assets at April 30, 2017		$344,245

Shares outstanding:		32,732

Net asset value per share:		$10.52

See Notes to Financial Statements

Private Client Services Funds	81

Capital Group California Core Municipal Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$3,831

Fees and expenses:
Investment advisory services	542
Administrative and accounting services	44
Registration fees	4
Audit and tax fees	19
Transfer agent services	10
Trustees’ compensation	15
Other	9
Total fees and expenses before reimbursements	643
Less reimbursements of fees and expenses	14

Total fees and expenses after reimbursements		629
Net investment income		3,202

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(477)
Net unrealized depreciation on investments		(4,723)
Net realized loss and unrealized depreciation on investments		(5,200)
Net decrease in net assets resulting from operations		$(1,998)

See Notes to Financial Statements

Private Client Services Funds	82

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/17*	For the year ended 10/31/16
Operations:
Net investment income	$3,202	$6,044
Net realized (loss) gain on investments	(477)	378
Net unrealized (depreciation) appreciation on investments	(4,723)	2,381
Net (decrease) increase in net assets resulting from operations	(1,998)	8,803

Dividends and distributions to shareholders:
Dividends from net investment income	(3,186)	(6,040)
Distributions from capital gain	(284)	—
Total dividends and distributions	(3,470)	(6,040)

Net capital share transactions	13,544	28,412

Total increase in net assets	8,076	31,175

Net assets:
Beginning of period	336,169	304,994
End of period (including undistributed net investment income: $16 and $–, respectively.)	$344,245	$336,169

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	83

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $104,457)		$104,868
Short-term investments, at value (cost: $9,200)		9,200
Cash		247
Receivables for:
Sales of fund’s shares	13
Interest	1,126
Reimbursement from investment adviser	18
		1,157
Prepaid expenses		1
Total assets		115,473

Liabilities:
Payables for:
Purchases of investments	3,923
Repurchases of fund’s shares	776
Investment advisory services	88
Other accrued expenses	58
Total liabilities		4,845
Net assets at April 30, 2017:		$110,628

Net assets consist of:
Capital paid in on shares of beneficial interest		$110,143
Accumulated undistributed net investment income		5
Accumulated net realized gain		69
Net unrealized appreciation		411
Net assets at April 30, 2017		$110,628

Shares outstanding:		10,851

Net asset value per share:		$10.20

See Notes to Financial Statements

Private Client Services Funds	84

Capital Group California Short-Term Municipal Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$837

Fees and expenses:
Investment advisory services	189
Administrative and accounting services	15
Registration fees	3
Audit and tax fees	19
Transfer agent services	10
Trustees’ compensation	15
Other	7
Total fees and expenses before reimbursements	258
Less reimbursements of fees and expenses	38

Total fees and expenses after reimbursements		220
Net investment income		617

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		69
Net unrealized depreciation on investments		(441)
Net realized gain and unrealized depreciation on investments		(372)
Net increase in net assets resulting from operations		$245

See Notes to Financial Statements

Private Client Services Funds	85

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/17*	For the year ended 10/31/16
Operations:
Net investment income	$617	$1,144
Net realized gain on investments	69	72
Net unrealized depreciation on investments	(441)	(465)
Net increase in net assets resulting from operations	245	751

Dividends and distributions to shareholders:
Dividends from net investment income	(612)	(1,144)
Distributions from capital gain	(52)	(123)
Total dividends and distributions	(664)	(1,267)

Net capital share transactions	(6,803)	6,365

Total (decrease) increase in net assets	(7,222)	5,849

Net assets:
Beginning of period	117,850	112,001
End of period (including undistributed net investment income: $5 and $–, respectively.)	$110,628	$117,850

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	86

Capital Group Core Bond Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $367,689)		$369,317
Short-term investments, at value (cost: $18,689)		18,688
Cash		44
Receivables for:
Sales of investments	23,078
Sales of fund’s shares	108
Interest	2,079
Reimbursement from investment adviser	10
		25,275
Prepaid expenses		12
Total assets		413,336

Liabilities:
Payables for:
Purchases of investments	31,136
Repurchases of fund’s shares	14
Investment advisory services	287
Other accrued expenses	97
Total liabilities		31,534
Net assets at April 30, 2017:		$381,802

Net assets consist of:
Capital paid in on shares of beneficial interest		$380,877
Distributions in excess of net investment income		(16)
Accumulated net realized loss		(686)
Net unrealized appreciation		1,627
Net assets at April 30, 2017		$381,802

Shares outstanding:		37,605

Net asset value per share:		$10.15

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group Core Bond Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$3,321

Fees and expenses:
Investment advisory services	597
Administrative and accounting services	49
Registration fees	13
Audit and tax fees	19
Transfer agent services	10
Trustees’ compensation	15
Other	6
Total fees and expenses before reimbursements	709
Less reimbursements of fees and expenses	21

Total fees and expenses after reimbursements		688
Net investment income		2,633

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(626)
Net unrealized depreciation on investments		(2,640)
Net realized loss and unrealized depreciation on investments		(3,266)
Net decrease in net assets resulting from operations		$(633)

See Notes to Financial Statements

Private Client Services Funds	88

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/17*	For the year ended 10/31/16
Operations:
Net investment income	$2,633	$5,277
Net realized (loss) gain on investments	(626)	1,800
Net unrealized (depreciation) appreciation on investments	(2,640)	2,912
Net (decrease) increase in net assets resulting from operations	(633)	9,989

Dividends and distributions to shareholders:
Dividends from net investment income	(2,794)	(5,227)
Distributions from capital gain	(1,618)	(922)
Total dividends and distributions	(4,412)	(6,149)

Net capital share transactions	34,562	13,891

Total increase in net assets	29,517	17,731

Net assets:
Beginning of period	352,285	334,554
End of period (including distributions in excess of and undistributed net investment income: $(16) and $145, respectively.)	$381,802	$352,285

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group Global Equity Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $383,192)		$497,642
Short-term investments, at value (cost: $19,391)		19,390
Cash		79
Foreign currency, at value (cost: $–*)		—	*
Receivables for:
Sales of fund’s shares	269
Dividends	1,489
Reimbursement from investment adviser	9
		1,767
Prepaid expenses		—	*
Total assets		518,878

Liabilities:
Payables for:
Purchases of investments	120
Repurchases of fund’s shares	89
Unified Management fees	959
Other accrued expenses	6
Total liabilities		1,174
Net assets at April 30, 2017:		$517,704

Net assets consist of:
Capital paid in on shares of beneficial interest		$387,378
Accumulated undistributed net investment income		2,395
Accumulated net realized gain		13,489
Net unrealized appreciation		114,442
Net assets at April 30, 2017		$517,704

Shares outstanding:		37,177

Net asset value per share:		$13.93

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	90

Capital Group Global Equity Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $274)	$5,595
Interest	55		5,650

Fees and expenses:
Unified Management fees	1,996
Trustees’ compensation	15
Legal fees	1
Other	—	*
Total fees and expenses before reimbursements	2,012
Less reimbursements of fees and expenses	16

Total fees and expenses after reimbursements			1,996
Net investment income			3,654

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments			13,824
Net realized loss on currency			(22)
Net unrealized appreciation on investments			37,739
Net unrealized appreciation on currency translations			12
Net realized gain and unrealized appreciation on investments and currency			51,553
Net increase in net assets resulting from operations			$55,207

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/17*	For the year ended 10/31/16
Operations:
Net investment income	$3,654	$7,968
Net realized gain on investments and currency	13,802	93
Net unrealized appreciation (depreciation) on investments and currency	37,751	(2,629)
Net increase in net assets resulting from operations	55,207	5,432

Dividends and distributions to shareholders:
Dividends from net investment income	(7,255)	(6,944)
Distributions from capital gain	—	(15,930)
Total dividends and distributions	(7,255)	(22,874)

Net capital share transactions	(11,845)	1,358

Total increase (decrease) in net assets	36,107	(16,084)

Net assets:
Beginning of period	481,597	497,681
End of period (including undistributed net investment income: $2,395 and $5,996, respectively.)	$517,704	$481,597

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	92

Capital Group International Equity Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,097,298)		$1,335,388
Short-term investments, at value (cost: $59,671)		59,667
Cash		8
Foreign currency, at value (cost: $438)		443
Receivables for:
Sales of investments	880
Sales of fund’s shares	880
Dividends	7,794
Reimbursement from investment adviser	9
		9,563
Prepaid expenses		—	*
Total assets		1,405,069

Liabilities:
Payables for:
Purchases of investments	380
Repurchases of fund’s shares	408
Unified Management fees	2,546
Other accrued expenses	6
Total liabilities		3,340
Net assets at April 30, 2017:		$1,401,729

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,237,158
Accumulated undistributed net investment income		9,725
Accumulated net realized loss		(83,191)
Net unrealized appreciation		238,037
Net assets at April 30, 2017		$1,401,729

Shares outstanding:		115,294

Net asset value per share:		$12.16

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group International Equity Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,650)	$15,953
Interest	168	16,121

Fees and expenses:
Unified Management fees	5,266
Trustees’ compensation	15
Legal fees	1
Total fees and expenses before reimbursements	5,282
Less reimbursements of fees and expenses	16
Total fees and expenses after reimbursements		5,266
Net investment income		10,855

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments		14,858
Net realized loss on currency		(498)
Net unrealized appreciation on investments		98,392
Net unrealized appreciation on currency translations		143
Net realized gain and unrealized appreciation on investments and currency		112,895
Net increase in net assets resulting from operations		$123,750

See Notes to Financial Statements

Private Client Services Funds	94

Capital Group International Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/17*	For the year ended 10/31/16
Operations:
Net investment income	$10,855	$19,420
Net realized gain (loss) on investments and currency	14,360	(40,426)
Net unrealized appreciation on investments and currency	98,535	10,819
Net increase (decrease) in net assets resulting from operations	123,750	(10,187)

Dividends to shareholders:
Dividends from net investment income	(19,754)	(15,606)
Total dividends	(19,754)	(15,606)

Net capital share transactions	(67,854)	58,562

Total increase in net assets	36,142	32,769

Net assets:
Beginning of period	1,365,587	1,332,818
End of period (including undistributed net investment income: $9,725 and $18,624, respectively.)	$1,401,729	$1,365,587

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at April 30, 2017 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $159,236)		$222,879
Short-term investments, at value (cost: $2,500)		2,500
Cash		28
Foreign currency, at value (cost: $–*)		—	*
Receivables for:
Sales of investments	3,058
Sales of fund’s shares	36
Dividends	319
Reimbursement from investment adviser	9
		3,422
Total assets		228,829

Liabilities:
Payables for:
Purchases of investments	1,431
Repurchases of fund’s shares	4
Unified Management fees	317
Other accrued expenses	7
Total liabilities		1,759
Net assets at April 30, 2017:		$227,070

Net assets consist of:
Capital paid in on shares of beneficial interest		$157,885
Accumulated undistributed net investment income		236
Accumulated net realized gain		5,306
Net unrealized appreciation		63,643
Net assets at April 30, 2017		$227,070

Shares outstanding:		10,653

Net asset value per share:		$21.32

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	96

Capital Group U.S. Equity Fund

Statement of operations

for the six months ended April 30, 2017 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36)	$2,344
Interest	20		2,364

Fees and expenses:
Unified Management fees	672
Trustees’ compensation	15
Legal fees	1
Other	—	*
Total fees and expenses before reimbursements	688
Less reimbursements of fees and expenses	16
Total fees and expenses after reimbursements			672
Net investment income			1,692

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments			5,453
Net realized loss on currency			(—	)*
Net unrealized appreciation on investments			20,021
Net unrealized appreciation on currency translations			—	*
Net realized gain and unrealized appreciation on investments and currency			25,474
Net increase in net assets resulting from operations			$27,166

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six
	months ended	For the year
	4/30/17*	ended 10/31/16
Operations:
Net investment income	$1,692	$3,367
Net realized gain on investments and currency	5,453	9,134
Net unrealized appreciation (depreciation) on investments and currency	20,021	(3,494)
Net increase in net assets resulting from operations	27,166	9,007

Dividends and distributions to shareholders:
Dividends from net investment income	(1,456)	(3,101)
Distributions from capital gain	(8,959)	(6,581)
Total dividends and distributions	(10,415)	(9,682)

Net capital share transactions	659	12,361

Total increase in net assets	17,410	11,686

Net assets:
Beginning of period	209,660	197,974
End of period (including undistributed net investment income: $236 and $–, respectively.)	$227,070	$209,660

*	Unaudited.

See Notes to Financial Statements

Private Client Services Funds	98

Capital Group Private Client Services Funds

Notes to financial statements (unaudited)

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Private Client Services Funds	99

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Private Client Services Funds	100

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of April 30, 2017 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$370,282	$—	$370,282
Corporate bonds & notes	—	455	—	455
Short-term securities	—	31,271	—	31,271
Total	$—	$402,008	$—	$402,008

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$142,788	$—	$142,788
Short-term securities	—	19,150	—	19,150
Total	$—	$161,938	$—	$161,938

Private Client Services Funds	101

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Bonds & notes	$—	$304,902	$—	$304,902
Short-term securities	—	45,999	—	45,999
Total	$—	$350,901	$—	$350,901

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$104,868	$—	$104,868
Short-term securities	—	9,200	—	9,200
Total	$—	$114,068	$—	$114,068

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$214,185	$—	$214,185
Mortgage-backed obligations	—	28,068	—	28,068
Corporate bonds & notes	—	93,552	—	93,552
Municipals	—	6,034	—	6,034
Government & government agency bonds & notes outside the U.S.	—	2,091	—	2,091
Asset-backed obligations	—	25,387	—	25,387
Short-term securities	—	18,688	—	18,688
Total	$—	$388,005	$—	$388,005

Capital Group Global Equity Fund
Common Stocks*	$497,642	$—	$—	$497,642
Short-term securities	—	19,390	—	19,390
Total	$497,642	$19,390	$—	$517,032

Capital Group International Equity Fund
Common Stocks*	$1,329,580	$—	$—	$1,329,580
Preferred Securities	5,808	—	—	5,808
Short-term securities	—	59,667	—	59,667
Total	$1,335,388	$59,667	$—	$1,395,055

Capital Group U.S. Equity Fund
Common Stocks*	$222,879	$—	$—	$222,879
Short-term securities	—	2,500	—	2,500
Total	$222,879	$2,500	$—	$225,379

*	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

Private Client Services Funds	102

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Private Client Services Funds	103

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Private Client Services Funds	104

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2017, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, Capital Group International Equity Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, Capital Group International Equity Fund had a capital loss carryforward available at October 31, 2016. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2016:

Undistributed ordinary income	$—	$31	$—	$—	$1,044	$5,999	$18,625	$—
Undistributed long-term capital gain	144	—	284	52	718	—	—	8,959
Capital loss carryforward No expiration	—	—	—	—	—	—	(95,059)	—
Capital loss carryforwards utilized	$—	$—	$54	$—	$—	$—	$—	$—

Private Client Services Funds	105

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Gross unrealized appreciation on investment securities	$5,636	$709	$6,870	$689	$3,510	$119,721	$259,998	$64,824
Gross unrealized depreciation on investment securities	(1,645)	(571)	(954)	(278)	(1,883)	(5,272)	(21,912)	(1,181)
Net unrealized appreciation on investment securities	$3,991	$138	$5,916	$411	$1,627	$114,449	$238,086	$63,643
Cost of investments securities	$398,017	$161,800	$344,985	$113,657	$386,378	$402,583	$1,156,969	$161,736

The tax character of distributions paid during the period ended April 30, 2017 and the year ended October 31, 2016, the most recently completed tax year, were as follows (dollars in thousands):

	Six months ended April 30, 2017			Year ended October 31, 2016
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income		Long-Term Capital Gains
Capital Group Core Municipal Fund	$4,005	$—	$144	$7,720	$1		$303
Capital Group Short-Term Municipal Fund	1,079	32	—	1,846	1		20
Capital Group California Core Municipal Fund	3,186	—	284	6,040	—	*	—
Capital Group California Short-Term Municipal Fund	612	—	52	1,144	—	*	123
Capital Group Core Bond Fund	—	3,694	718	—	5,532		617
Capital Group Global Equity Fund	—	7,255	—	—	6,944		15,930
Capital Group International Equity Fund	—	19,754	—	—	15,606		—
Capital Group U.S. Equity Fund	—	1,456	8,959	—	3,101		6,581

*	Amounts less than one thousand.

Private Client Services Funds	106

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 1, 2018, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

	Expense Limitation*

Fund	Period from 11/1/2016 to 3/31/2017	Period from 4/1/2017 to 4/30/2017
Capital Group Core Municipal Fund	0.40%	0.30%

Capital Group Short-Term Municipal Fund	0.40%	0.30%

Capital Group California Core Municipal Fund	0.40%	0.30%

Capital Group California Short-Term Municipal Fund	0.40%	0.30%

Capital Group Core Bond Fund	0.40%	0.30%

Capital Group Global Equity Fund	0.85%	0.65%

Capital Group International Equity Fund	0.85%	0.65%

Capital Group U.S. Equity Fund	0.65%	0.425%

*	The Investment advisory services fees were amended effective April 1, 2017.

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. From November 1, 2016 to March 31, 2017, the fee for each fixed income fund was 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. From November 1, 2016 to March 31, 2017, the unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was 0.85% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was 0.65% of the average daily net assets of the fund. Effective April 1, 2017, the monthly fees were amended for all funds. The fee for each fixed income fund was amended to 0.25% of the average daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity was amended to 0.65% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was amended to 0.425% of the average daily net assets of the fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Private Client Services Funds	107

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The Trust’s five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the period ended April 30, 2017, such purchase and sale transactions occurred between Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and related funds in the amounts of $2,543,000, $1,795,000 and 4,631,000, respectively, for purchases and $10,549,000, $3,691,000 and $3,496,000, respectively, for sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2017.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended April 30, 2017 (unaudited)

Capital Group Core Municipal Fund	$47,328	4,595	$2,866	279	$(47,956)	(4,658)	$2,238	216

Capital Group Short-Term Municipal Fund	54,693	5,458	817	82	(73,109)	(7,300)	(17,599)	(1,760)

Capital Group California Core Municipal Fund	40,817	3,903	2,340	224	(29,613)	(2,837)	13,544	1,290

Capital Group California Short-Term Municipal Fund	24,000	2,368	458	45	(31,261)	(3,079)	(6,803)	(666)

Capital Group Core Bond Fund	51,174	5,072	3,483	345	(20,095)	(1,984)	34,562	3,433

Capital Group Global Equity Fund	24,376	1,846	5,365	425	(41,586)	(3,158)	(11,845)	(887)

Private Client Services Funds	108

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended April 30, 2017 (unaudited)

Capital Group International Equity Fund	$193,251	17,262	$2,587	241	$(263,692)	(23,854)	$(67,854)	(6,351)

Capital Group U.S. Equity Fund	8,934	441	9,321	468	(17,596)	(855)	659	54

Year ended October 31, 2016

Capital Group Core Municipal Fund	72,380	6,853	5,421	515	(51,155)	(4,848)	26,646	2,520

Capital Group Short-Term Municipal Fund	141,327	13,929	1,377	136	(106,108)	(10,457)	36,596	3,608

Capital Group California Core Municipal Fund	61,473	5,723	3,866	361	(36,927)	(3,441)	28,412	2,643

Capital Group California Short-Term Municipal Fund	35,087	3,413	928	91	(29,650)	(2,884)	6,365	620

Capital Group Core Bond Fund	50,573	4,927	4,540	444	(41,222)	(4,029)	13,891	1,342

Capital Group Global Equity Fund	62,500	5,089	18,674	1,494	(79,816)	(6,413)	1,358	170

Capital Group International Equity Fund	475,681	43,766	2,021	178	(419,140)	(38,212)	58,562	5,732

Capital Group U.S. Equity Fund	24,876	1,297	8,642	446	(21,157)	(1,101)	12,361	642

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Private Client Services Funds	109

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ period ended April 30, 2017, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$87,975	$—	$91,440

Capital Group Short-Term Municipal Fund	—	38,824	—	48,384

Capital Group California Core Municipal Fund	—	38,169	—	38,093

Capital Group California Short-Term Municipal Fund	—	19,223	—	22,322

Capital Group Core Bond Fund	165,931	32,128	121,808	33,199

Capital Group Global Equity Fund	—	44,343	—	66,800

Capital Group International Equity Fund	—	142,170	—	245,472

Capital Group U.S. Equity Fund	—	23,537	—	27,643

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 87% of the fund as of April 30, 2017). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	110

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$10.48	$10.49	$10.56	$10.44	$10.64	$10.29

Income from investment operations:
Net investment income[2]	0.10	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.12)	(—)[3]	(0.07)	0.12	(0.20)	0.35
Total from investment operations	(0.02)	0.21	0.14	0.33	0.01	0.56

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	(—)[3]	(0.01)	—	—	—	—
Total dividends and distributions	(0.10)	(0.22)	(0.21)	(0.21)	(0.21)	(0.21)

Net asset value, end of period	$10.36	$10.48	$10.49	$10.56	$10.44	$10.64

Total return[4]	(0.10)%[6]	1.97%	1.31%	3.18%	0.10%	5.46%

Net assets, end of period (in millions)	$403	$405	$379	$341	$299	$292

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.39%[5]	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[4]	0.39%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	2.04%[5]	1.97%	1.97%	2.00%	2.00%	1.98%

Portfolio turnover rate	24%[6]	18%	16%	9%	18%	13%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	111

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$10.11	$10.12	$10.19	$10.21	$10.32	$10.19

Income from investment operations:
Net investment income[2]	0.07	0.12	0.12	0.13	0.14	0.14
Net realized and unrealized (losses) gains on securities	(0.04)	(0.01)	(0.07)	(0.01)	(0.07)	0.13
Total from investment operations	0.03	0.11	0.05	0.12	0.07	0.27

Dividends and distributions:
Dividends from net investment income	(0.07)	(0.12)	(0.12)	(0.13)	(0.14)	(0.14)
Distributions from capital gain	(—)[3]	(—)[3]	(—)[3]	(0.01)	(0.04)	—
Total dividends and distributions	(0.07)	(0.12)	(0.12)	(0.14)	(0.18)	(0.14)

Net asset value, end of period	$10.07	$10.11	$10.12	$10.19	$10.21	$10.32

Total return[4]	0.29%[6]	1.06%	0.51%	1.20%	0.66%	2.63%

Net assets, end of period (in millions)	$160	$179	$142	$155	$136	$124

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.44%[5]	0.45%	0.46%	0.45%	0.44%	0.46%
Ratio of expenses to average net assets after reimbursement[4]	0.39%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.33%[5]	1.14%	1.15%	1.24%	1.34%	1.32%

Portfolio turnover rate	27%[6]	24%	27%	20%	18%	25%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	112

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$10.69	$10.59	$10.62	$10.40	$10.65	$10.25

Income from investment operations:
Net investment income[2]	0.10	0.21	0.21	0.20	0.20	0.21
Net realized and unrealized (losses) gains on securities	(0.16)	0.09	(0.03)	0.22	(0.20)	0.40
Total from investment operations	(0.06)	0.30	0.18	0.42	—	0.61

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.20)	(0.21)	(0.20)	(0.21)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	(0.04)	(—)[3]
Total dividends and distributions	(0.11)	(0.20)	(0.21)	(0.20)	(0.25)	(0.21)

Net asset value, end of period	$10.52	$10.69	$10.59	$10.62	$10.40	$10.65

Total return[4]	(0.54)%[6]	2.86%	1.68%	4.08%	(0.04)%	5.99%

Net assets, end of period (in millions)	$344	$336	$305	$280	$227	$208

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.40%[5]	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[4]	0.39%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.97%[5]	1.89%	1.95%	1.92%	1.93%	1.99%

Portfolio turnover rate	13%[6]	11%	13%	18%	17%	21%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	113

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$10.23	$10.28	$10.31	$10.27	$10.32	$10.12

Income from investment operations:
Net investment income[2]	0.05	0.10	0.10	0.09	0.09	0.09
Net realized and unrealized (losses) gains on securities	(0.03)	(0.04)	(0.03)	0.04	(0.04)	0.20
Total from investment operations	0.02	0.06	0.07	0.13	0.05	0.29

Dividends and distributions:
Dividends from net investment income	(0.05)	(0.10)	(0.10)	(0.09)	(0.09)	(0.09)
Distributions from capital gain	(—)[3]	(0.01)	(—)[3]	(—)[3]	(0.01)	(—)[3]
Total dividends and distributions	(0.05)	(0.11)	(0.10)	(0.09)	(0.10)	(0.09)

Net asset value, end of period	$10.20	$10.23	$10.28	$10.31	$10.27	$10.32

Total return[4]	0.20%[6]	0.63%	0.74%	1.30%	0.48%	2.96%

Net assets, end of period (in millions)	$111	$118	$112	$138	$115	$107

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%[5]	0.46%	0.46%	0.44%	0.44%	0.47%
Ratio of expenses to average net assets after reimbursement[4]	0.39%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.09%[5]	1.00%	0.98%	0.89%	0.91%	0.92%

Portfolio turnover rate	18%[6]	19%	23%	19%	9%	14%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	114

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$10.31	$10.19	$10.25	$10.24	$10.62	$10.40

Income from investment operations:
Net investment income[2]	0.07	0.16	0.16	0.16	0.15	0.17
Net realized and unrealized (losses) gains on securities	(0.10)	0.15	(0.04)	0.04	(0.22)	0.23
Total from investment operations	(0.03)	0.31	0.12	0.20	(0.07)	0.40

Dividends and distributions:
Dividends from net investment income	(0.08)	(0.16)	(0.16)	(0.16)	(0.15)	(0.17)
Distributions from capital gain	(0.05)	(0.03)	(0.02)	(0.03)	(0.16)	(0.01)
Total dividends and distributions	(0.13)	(0.19)	(0.18)	(0.19)	(0.31)	(0.18)

Net asset value, end of period	$10.15	$10.31	$10.19	$10.25	$10.24	$10.62

Total return[3]	(0.33)%[6]	3.03%	1.25%	1.95%	(0.69)%	3.92%

Net assets, end of period (in millions)	$382	$352	$335	$310	$296	$296

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.39%[4]	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.38%[4]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.47%[4]	1.55%	1.59%	1.57%	1.43%	1.63%

Portfolio Turnover Rate[5] :
Including mortgage dollar roll transactions	45%[6]	86%	126%	137%	192%	134%
Excluding mortgage dollar roll transactions	29%[6]	58%	87%	— [7]	— [7]	— [7]

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[4]	Annualized.
[5]	Refer to Note 5 for more information on mortgage dollar rolls.
[6]	Not annualized for periods less than one year.
[7]	Not available.

Private Client Services Funds	115

Capital Group Global Equity Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended			For the year ended
	4/30/17[1]		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$12.65		$13.13	$13.27	$12.43	$9.99	$9.18

Income from investment operations:
Net investment income[2]	0.10		0.20	0.18	0.14	0.12	0.14
Net realized and unrealized gains (losses) on securities	1.37		(0.08)	(0.03)	0.80	2.45	0.71
Total from investment operations	1.47		0.12	0.15	0.94	2.57	0.85

Dividends and distributions:
Dividends from net investment income	(0.19)		(0.18)	(0.14)	(0.10)	(0.13)	(0.04)
Distributions from capital gain	—		(0.42)	(0.15)	—	—	—
Total dividends and distributions	(0.19)		(0.60)	(0.29)	(0.10)	(0.13)	(0.04)

Net asset value, end of period	$13.93		$12.65	$13.13	$13.27	$12.43	$9.99

Total return[3]	11.79%[6]		1.04%	1.10%	7.60%	26.10%	9.19%

Net assets, end of period (in millions)	$518		$482	$498	$510	$412	$205

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.82%[4]		0.86%	0.86%	0.85%	0.86%	0.86%
Ratio of expenses to average net assets after reimbursement[3]	0.82	%4 5	0.85%	0.85%	0.85%[5]	0.85%	0.85%
Ratio of net investment income to average net assets[3]	1.49%[4]		1.64%	1.34%	1.09%	1.09%	1.47%

Portfolio turnover rate	9%[6]		36%	39%	29%	25%	35%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[4]	Annualized.
[5]	Reimbursement was less than 0.01%.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	116

Capital Group International Equity Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended			For the year ended
	4/30/17[1]		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$11.23		$11.50	$11.56	$11.72	$9.74	$9.08

Income from investment operations:
Net investment income[2]	0.09		0.16	0.13	0.16	0.15	0.13
Net realized and unrealized gains (losses) on securities	1.02		(0.30)	(0.05)	(0.23)	1.88	0.58
Total from investment operations	1.11		(0.14)	0.08	(0.07)	2.03	0.71

Dividends and distributions:
Dividends from net investment income	(0.18)		(0.13)	(0.14)	(0.09)	(0.05)	(0.05)

Net asset value, end of period	$12.16		$11.23	$11.50	$11.56	$11.72	$9.74

Total return[3]	10.06%[6]		(1.20)%	0.69%	(0.62)%	20.93%	7.91%

Net assets, end of period (in millions)	$1,402		$1,366	$1,333	$1,652	$989	$256

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.82%[4]		0.85%	0.85%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets after reimbursement[3]	0.82	%4 5	0.85%[5]	0.85%[5]	0.85%[5]	0.85%[5]	0.85%
Ratio of net investment income to average net assets[3]	1.68%[4]		1.44%	1.11%	1.35%	1.44%	1.38%

Portfolio turnover rate	11%[6]		21%	34%	33%	25%	17%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[4]	Annualized.
[5]	Reimbursement was less than 0.01%.
[6]	Not annualized for periods less than one year.

Private Client Services Funds	117

Capital Group U.S. Equity Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended		For the year ended
	4/30/17[1]	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Selected per share data:

Net asset value, beginning of period	$19.78	$19.88	$20.11	$18.33	$14.75	$14.32

Income from investment operations:
Net investment income[2]	0.16	0.33	0.26	0.25	0.20	0.22
Net realized and unrealized gains on securities	2.38	0.55	0.46	2.05	3.61	1.20
Total from investment operations	2.54	0.88	0.72	2.30	3.81	1.42

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.30)	(0.24)	(0.24)	(0.22)	(0.17)
Distributions from capital gain	(0.86)	(0.68)	(0.71)	(0.28)	(0.01)	(0.82)
Total dividends and distributions	(1.00)	(0.98)	(0.95)	(0.52)	(0.23)	(0.99)

Net asset value, end of period	$21.32	$19.78	$19.88	$20.11	$18.33	$14.75

Total return[3]	13.12%[5]	4.58%	3.75%	12.78%	26.06%	10.81%

Net assets, end of period (in millions)	$227	$210	$198	$192	$167	$103

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.63%[4]	0.66%	0.67%	0.66%	0.66%	0.67%
Ratio of expenses to average net assets after reimbursement[3]	0.61%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[3]	1.54%[4]	1.68%	1.31%	1.30%	1.22%	1.52%

Portfolio turnover rate	11%[5]	31%	29%	27%	25%	53%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact, if any, of certain reimbursement from Capital Guardian Trust Company.
[4]	Annualized.
[5]	Not annualized for periods less than one year.

Private Client Services Funds	118

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	11/1/2016	4/30/2017	period*	ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$999.00	$1.93	0.39%
assumed 5% return	1,000.00	1,022.90	1.96	0.39%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,002.90	1.94	0.39%
assumed 5% return	1,000.00	1,022.90	1.96	0.39%
Capital Group California Core Municipal Fund
actual return	1,000.00	994.60	1.93	0.39%
assumed 5% return	1,000.00	1,022.90	1.96	0.39%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,002.00	1.94	0.39%
assumed 5% return	1,000.00	1,022.90	1.96	0.39%
Capital Group Core Bond Fund
actual return	1,000.00	996.70	1.88	0.38%
assumed 5% return	1,000.00	1,022.90	1.91	0.38%
Capital Group Global Equity Fund
actual return	1,000.00	1,117.90	4.31	0.82%
assumed 5% return	1,000.00	1,020.70	4.11	0.82%

Private Client Services Funds	119

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	11/1/2016	4/30/2017	period*	ratio
Capital Group International Equity Fund
actual return	1,000.00	1,100.60	4.27	0.82%
assumed 5% return	1,000.00	1,020.70	4.11	0.82%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,131.20	3.22	0.61%
assumed 5% return	1,000.00	1,021.80	3.06	0.61%

*	Expenses are equal to the fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Private Client Services Funds	120

Capital Group Private Client Services Funds

Approval of investment advisory and service agreement (unaudited)

Approval of Investment Advisory and Service Agreement –

Capital Group Private Client Services Funds’ board has approved renewal of the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) through July 31, 2018. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that each fund’s advisory fee was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CGTC and the Capital Group organization; and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds and data such as relevant market and fund indexes, over various periods through December 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Group Global Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime and five-year periods and trailed the MSCI Index over the same periods. They further noted that the fund’s investment results trailed both benchmarks for the one-year and three-year periods.

Capital Group International Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average, trailed the MSCI Index for the lifetime of the fund and trailed both benchmarks for the one-year, three-year and five-year periods.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index and (ii) the Lipper Growth and Income Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the fund’s investment results trailed the S&P 500 Index over the same periods.

Private Client Services Funds	121

Capital Group Private Client Services Funds

Approval of investment advisory and service agreement (unaudited) (continued)

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays 1-10 Year Short-Intermediate Municipal Bond Index and (ii) the Lipper Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results were higher than or equal to the investment results of the Lipper Average for the lifetime, five-year, three-year and one-year periods. They further noted that the funds’ investment results trailed the Bloomberg Barclays Index over the same periods.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays 1-5 Year Municipal Short Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the fund’s investment results trailed the Bloomberg Barclays Index over the same periods.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes while preserving your investment. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California 1-10 Year Short-Intermediate Municipal Bond Index, (ii) the Lipper California Intermediate Municipal Debt Funds Average and (iii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that for the lifetime and five-year periods, the fund’s investment results trailed the Bloomberg Barclays Index and the Lipper California Intermediate Average but exceeded the Lipper California Short-Intermediate Average. They further noted that the fund’s investment results exceeded all benchmarks for the one-year period, trailed the Lipper California Intermediate Average for the three-year period and exceeded all other benchmarks for the three-year period.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California Short Municipal Bond Index, (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average and (iii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Bloomberg Barclays Index and the Lipper California Short-Intermediate Average and exceeded the Lipper Short Municipal Debt Funds Average over the lifetime, five-year and three-year periods. They further noted that the fund’s investment results trailed all benchmarks for the one-year period.

Capital Group Core Bond Fund seeks current income while preserving your investment. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays 1-10 Year U.S. Government/Credit, ex. BBB Index, (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average and (iii) the Lipper Core Bond Funds Average. They noted that the fund’s investment results trailed the all benchmarks for the lifetime and five-year periods. They further noted that the fund’s investment results exceeded the Lipper Short-Intermediate Average but trailed the Bloomberg Barclays Index and Lipper Core Average for the three-year period, and exceeded the Bloomberg Barclays Index but trailed both Lipper Averages for the one-year period.

The board and committee also considered the challenging environment for fixed income investments during these periods, the impact of fund fees on index comparisons, and the important role of the CGPCS fixed income funds in preserving capital for the funds’ shareholders. The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the agreement and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (each as a percentage of average net assets) to those

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Approval of investment advisory and service agreement (unaudited) (continued)

of other relevant funds. They observed that the advisory fees and expenses of these funds were in line with or below those of the relevant funds in their respective Lipper categories.

For Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund (collectively the “Equity Funds”), the agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Equity Funds’ independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging for and supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds.

In reviewing the unified management fee for the Equity Funds the board and the committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of other relevant funds. They observed that the total expenses of the Equity Funds remain below those of the medians of the relevant funds included in their respective Lipper categories. They noted that the Equity Funds’ unified management fees were higher than the non-unified management fees with certain relevant funds included in their respective Lipper categories, but also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company and noted that CGTC bears the risk of future increases in the funds non-advisory operating expenses.

The board and the committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to Capital Group Private Client Services, a division of Capital Bank and Trust Company, and possible ancillary benefits to CGTC and its affiliates in managing other investment vehicles and accounts. The board and the committee reviewed CGTC’s portfolio trading practices, noting the potential benefits CGTC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees paid to CGTC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The board and the committee noted the competitiveness

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and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

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Capital Group Private Client Services Funds

Offices of the funds

Capital Guardian Trust Company

6455 Irvine Center Drive

Irvine, CA 92618

Offices of the investment adviser

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Fund accounting and administration

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Costa Mesa, CA 92626

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, CA 90071-3132

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

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ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017